[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

June 30, 2002

Merrill Lynch
Small Cap
Index Fund

Merrill Lynch Index Funds, Inc.

www.mlim.ml.com

                               Merrill Lynch Small Cap Index Fund, June 30, 2002

DEAR SHAREHOLDER

For the six months ended June 30, 2002, Merrill Lynch Small Cap Index Fund's Class A and Class D Shares had total returns of -4.81% and -5.00%, respectively, compared to a return of -4.70% for the unmanaged benchmark
Russell 2000 Index. The Fund met its objective of replicating the return of its benchmark. (Complete performance information can be found on pages 3 and 4 of this report to shareholders.) The first quarter of 2002 was rather uneventful as the markets experienced mixed sentiments regarding the prospects of the future of the economy. The second quarter of 2002 was quite the contrary. Although the markets were on edge in the first quarter as the ongoing U.S. efforts against terrorism appeared optimistic along with mixed signals of economic recovery, this scenario took a turn for the worse as extremely volatile conditions overtook the markets during the second quarter. The excessive volatility was mainly the result of high-profile companies failing one after another, increased concerns over accounting standards and rising geo-political risks with renewed conflict in the Middle East and the threat of war between India and Pakistan. These factors contributed to the decline of all major market indices to levels of post-September 11, 2001, as the Dow Jones Industrial Average closed down
778.3 points at 9,243.2 or -7.77%; the NASDAQ Composite Index closed down 525.64 points, below the September 17, 2001 level of 1,252.7 at 1,051.41 or -33.33%; and the Russell 2000 Index closed down 25.85 points at 462.65 or -5.29%. With the instability of the markets, the Federal Reserve Board decided to keep interest rates unchanged at 1.75% in the four Federal Open Market Committee meetings it held in the first half of the year.

The first quarter's mild gain of 3.99% for the Russell 2000 Index was not sustained in the second quarter as investor confidence was shaky over concerns that the economy would remain weak and that corporate profits would be weaker. Despite this loss, the trend of value stocks outperforming growth stocks and small cap stocks outperforming large cap stocks was sustained as the Russell 2000 Value Index returned +7.26% versus the return of the Russell 2000 Growth Index of -17.35% and the Russell 2000 Index posted a return of -4.70% compared to the return of the Russell 1000 Index of -12.81%. This bias toward value over growth stocks is because of investors' disappointments with future prospects for growth firms as industry overcapacity and dwindling capital expenditures continue to put a damper on recovery for companies in that sector.

The negative performance of the technology sector in the first quarter continued its downward spiral into the second quarter as that sector within the Russell 2000 Index posted a return of -29.25%, rendering it the worst year-to-date loss among all sectors and nearly wiping out the double-digit fourth quarter gain of 47.44%. This was followed closely behind by the health care and utilities sectors of the Russell 2000 Index, which returned -24.93% and -23.43%, respectively. On a more positive note, seven out of 12 sectors in the Russell 2000 Index posted gains for the first half of the fiscal year, with financial services providing a return of +12.14%, which was followed by materials and processing returning +11.07%, and autos and transportation returning +9.16%.

As 2002 reaches the halfway point, the market seems as jittery as ever, with major indexes at or near their 52-week lows. Because investor confidence is being shaken almost daily by new revelations, it is hard to know whether we have hit bottom or not.

During meetings of the Federal Open Market Committee in the first half of the year, the Federal Reserve Board decided to leave the Federal funds rate unchanged at its 40-year low of 1.75%. Data that has become available confirms that economic activity is continuing to improve. However, both the upward impetus from the swing in inventory investment and the growth in final demand appear to have moderated. The Federal Reserve Board expects the rate of increase of final demand to pick up over coming quarters, supported in part by robust underlying growth in productivity, although the degree of the strengthening remains uncertain.

Market Outlook

Despite a difficult first half of the year, the economy showed evidence of a recovery during the period. Nevertheless, there are many current-event issues and factors that are likely to have a significant impact on which direction the economy could turn. With the terrorist crisis in the Middle East and its symbolism of our sense of freedom and safety as well as ongoing accounting fears and corporate announcements, we expect the market to continue to be choppy and rotational as these factors battle with improving economic statistics to determine the fate of the market. As the Federal Reserve Board keeps its prospects for continued productivity growth and works to strive for price stability and sustainable economic growth in the global economy, we believe the outlook for the markets looks favorable. With that in mind, we anticipate continuing to meet the Fund's objectives of replicating the risk and returns of the benchmark index.

In Conclusion

We thank you for your investment in Merrill Lynch Small Cap Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President

August 5, 2002


PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administrative and management fees, respectively. Without such waivers, the Fund's performance would have been lower.


                                     2 & 3

                               Merrill Lynch Small Cap Index Fund, June 30, 2002

PERFORMANCE DATA (concluded)

Recent Performance Results

                                                    6-Month                   12-Month               Since Inception
As of June 30, 2002                              Total Return               Total Return              Total Return
====================================================================================================================
ML Small Cap Index Fund Class A Shares*             -4.81%                    -8.86%                    +40.65%
--------------------------------------------------------------------------------------------------------------------
ML Small Cap Index Fund Class D Shares*             -5.00                     -9.16                     +38.77
--------------------------------------------------------------------------------------------------------------------
Russell 2000 Index**                                -4.70                     -8.60                     +44.02
--------------------------------------------------------------------------------------------------------------------

 * Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.
** This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Since inception total return is from 4/30/97.

Average Annual Total Return

                                                                       % Return
================================================================================
Class A Shares
================================================================================
One Year Ended 6/30/02                                                    -8.86%
--------------------------------------------------------------------------------
Five Years Ended 6/30/02                                                  +4.09
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/02                                       +6.74
--------------------------------------------------------------------------------

                                                                       % Return
================================================================================
Class D Shares
================================================================================
One Year Ended 6/30/02                                                    -9.16%
--------------------------------------------------------------------------------
Five Years Ended 6/30/02                                                  +3.81
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/02                                       +6.47
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
SMALL CAP
INDEX FUND    As of June 30, 2002
===================================================================================================================================
Assets:       Investment in Master Small Cap Index Series, at value (identified cost--$76,802,454)....                 $ 82,280,828
              Prepaid registration fees and other assets..............................................                       20,183
                                                                                                                       ------------
              Total assets............................................................................                   82,301,011
                                                                                                                       ------------
===================================================================================================================================
Liabilities:  Payables:
                 Administrator........................................................................  $     14,642
                 Distributor..........................................................................         8,268         22,910
                                                                                                        ------------
              Accrued expenses and other liabilities..................................................                       32,202
                                                                                                                       ------------
              Total liabilities ......................................................................                       55,112
                                                                                                                       ------------
===================================================================================================================================
Net Assets:   Net assets..............................................................................                 $ 82,245,899
                                                                                                                       ============
===================================================================================================================================
Net Assets    Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized.........                 $        391
Consist of:   Class D Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized.........                          429
              Paid-in capital in excess of par........................................................                   92,081,640
              Undistributed investment income--net....................................................  $    214,251
              Accumulated realized capital losses on investments from the Series--net.................    (4,572,438)
              Unrealized depreciation on investments from the Series--net.............................    (5,478,374)
                                                                                                        ------------
              Total accumulated losses--net...........................................................                   (9,836,561)
                                                                                                                       ------------
              Net assets..............................................................................                 $ 82,245,899
                                                                                                                       ============
===================================================================================================================================
Net Asset     Class A--Based on net assets of $39,232,897 and 3,910,628 shares outstanding............                 $      10.03
Value:                                                                                                                 ============
              Class D--Based on net assets of $43,013,002 and 4,293,298 shares outstanding............                 $      10.02
                                                                                                                       ============
===================================================================================================================================

              See Notes to Financial Statements.


STATEMENT OF OPERATIONS

MERRILL LYNCH
SMALL CAP
INDEX FUND          For the Six Months Ended June 30, 2002
===========================================================================================================================
Investment Income   Net investment income allocated from the Series:
From the Series:    Dividends (net of $272 foreign withholding tax) ..........................                  $   437,349
                    Interest .................................................................                       39,568
                    Securities lending--net ..................................................                        2,676
                    Expenses (net of $11,391 expense reimbursement) ..........................                      (33,448)
                                                                                                                -----------
                    Net investment income from the Series ....................................                      446,145
                                                                                                                -----------
===========================================================================================================================
Expenses:           Administration fees ......................................................   $   121,214
                    Account maintenance fees--Class D ........................................        55,114
                    Printing and shareholder reports .........................................        31,477
                    Transfer agent fees ......................................................        23,295
                    Registration fees ........................................................        11,211
                    Professional fees ........................................................         8,411
                    Directors' fees and expenses .............................................           641
                    Other ....................................................................         2,586
                                                                                                 -----------
                    Total expenses before reimbursement ......................................       253,949
                    Reimbursement of expenses ................................................       (23,293)
                                                                                                 -----------
                    Total expenses after reimbursement .......................................                      230,656
                                                                                                                -----------
                    Investment income--net ...................................................                      215,489
                                                                                                                -----------
===========================================================================================================================
Realized &          Realized loss on investments from the Series--net ........................                   (1,442,735)
Unrealized Loss     Change in unrealized depreciation on investments from the Series--net ....                   (3,025,576)
From the                                                                                                        -----------
Series--Net:        Total realized and unrealized losses on investments from the Series--net..                   (4,468,311)
                                                                                                                -----------
                    Net Decrease in Net Assets Resulting from Operations .....................                  $(4,252,822)
                                                                                                                ===========
===========================================================================================================================

                    See Notes to Financial Statements.

                                     4 & 5

                               Merrill Lynch Small Cap Index Fund, June 30, 2002


STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                         For the Six        For the
SMALL CAP                                                                                             Months Ended     Year Ended
INDEX FUND     Increase (Decrease) in Net Assets:                                                     June 30, 2002   Dec. 31, 2001
===================================================================================================================================
Operations:    Investment income--net .............................................................   $    215,489    $    777,712
               Realized loss on investments from the Series--net ..................................     (1,442,735)     (1,479,768)
               Change in unrealized appreciation/depreciation on investments from the Series--net..     (3,025,576)      2,436,600
                                                                                                      ------------    ------------
               Net increase (decrease) in net assets resulting from operations ....................     (4,252,822)      1,734,544
                                                                                                      ------------    ------------
===================================================================================================================================
Dividends to   Investment income--net:
Shareholders:     Class A .........................................................................        (13,431)       (396,508)
                  Class D .........................................................................        (14,309)       (349,787)
                                                                                                      ------------    ------------
               Net decrease in net assets resulting from dividends to shareholders ................        (27,740)       (746,295)
                                                                                                      ------------    ------------
===================================================================================================================================
Capital Share  Net increase (decrease) in net assets derived from capital share transactions ......      5,704,767     (19,766,482)
Transactions:                                                                                          ------------    ------------
===================================================================================================================================
Net Assets:    Total increase (decrease) in net assets ............................................      1,424,205     (18,778,233)
               Beginning of period ................................................................     80,821,694      99,599,927
                                                                                                      ------------    ------------
               End of period* .....................................................................   $ 82,245,899    $ 80,821,694
                                                                                                      ============    ============
===================================================================================================================================
              *Undistributed investment income--net ...............................................   $    214,251    $     26,502
                                                                                                      ============        =========
===================================================================================================================================

               See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                      Class A
                   The following per share data and ratios have been       ---------------------------------------------------------
                   derived from information provided in the financial      For the Six               For the Year Ended
MERRILL LYNCH      statements.                                             Months Ended                  December 31,
SMALL CAP                                                                   June 30,     -------------------------------------------
INDEX FUND         Increase (Decrease) in Net Asset Value:                    2002          2001       2000        1999      1998
====================================================================================================================================
Per Share          Net asset value, beginning of period ..................  $ 10.53      $ 10.45      $ 11.78    $ 10.27   $ 12.28
Operating                                                                   -------      -------      -------    -------   -------
Performance:       Investment income--net ................................      .03@@        .10@@      .16        .15       .13
                   Realized and unrealized gain (loss) on
                   investments from the Series--net ......................     (.53)         .10         (.43)      1.94      (.59)
                                                                            -------      -------      -------    -------   -------
                   Total from investment operations ......................     (.50)         .20         (.27)      2.09      (.46)
                                                                            -------      -------      -------    -------   -------
                   Less dividends and distributions:
                      Investment income--net .............................       --@        (.12)        (.17)      (.14)     (.13)
                      In excess of investment income--net ................       --           --           --@        --      (.01)
                      Realized gain on investments from the Series--net ..       --           --         (.76)      (.44)    (1.41)
                      In excess of realized gain on investments
                      from the Series--net ...............................       --           --         (.13)        --        --
                                                                            -------      -------      -------    -------   -------
                   Total dividends and distributions .....................       --         (.12)       (1.06)      (.58)    (1.55)
                                                                            -------      -------      -------    -------   -------
                   Net asset value, end of period ........................  $ 10.03      $ 10.53      $ 10.45    $ 11.78   $ 10.27
                                                                            =======      =======      =======    =======   =======
====================================================================================================================================
Total Investment   Based on net asset value per share ....................    (4.81%)++     1.88%       (2.41%)    20.79%    (3.14%)
Return:                                                                     =======      =======      =======    =======   =======
====================================================================================================================================
Ratios to Average  Expenses, net of reimbursement+ .......................      .50%*        .50%         .49%       .50%      .50%
Net Assets:                                                                 =======      =======      =======    =======   =======
                   Expenses+ .............................................      .58%*        .63%         .60%       .61%      .84%
                                                                            =======      =======      =======    =======   =======
                   Investment income--net ................................      .66%*       1.02%        1.51%      1.50%     1.14%
                                                                            =======      =======      =======    =======   =======
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ..............  $39,233      $36,317      $35,544    $30,911   $18,122
Data:                                                                       =======      =======      =======    =======   =======
====================================================================================================================================

                                                                                                    Class D
                   The following per share data and ratios have been       ---------------------------------------------------------
                   derived from information provided in the financial      For the Six               For the Year Ended
                   statements.                                             Months Ended                  December 31,
                                                                             June 30,     ------------------------------------------
                   Increase (Decrease) in Net Asset Value:                    2002          2001       2000        1999      1998
====================================================================================================================================
Per Share          Net asset value, beginning of period...................  $ 10.53      $ 10.45      $ 11.77    $ 10.27   $ 12.28
Operating                                                                   -------      -------      -------    -------   -------
Performance:       Investment income--net.................................      .02@@        .08@@        .14        .12       .11
                   Realized and unrealized gain (loss)
                   on investments from the Series--net....................     (.53)         .08         (.43)      1.94      (.60)
                                                                            -------      -------      -------    -------   -------
                   Total from investment operations.......................     (.51)         .16         (.29)      2.06      (.49)
                                                                            -------      -------      -------    -------   -------
                   Less dividends and distributions:
                      Investment income--net..............................       --@        (.08)        (.14)      (.12)     (.11)
                      In excess of investment income--net.................       --           --           --@        --        --@
                      Realized gain on investments from
                      the Series--net.....................................       --           --         (.76)      (.44)    (1.41)
                      In excess of realized gain
                      on investments from the Series--net.................       --           --         (.13)        --        --
                                                                            -------      -------      -------    -------   -------
                   Total dividends and distributions......................       --         (.08)       (1.03)      (.56)    (1.52)
                                                                            -------      -------      -------    -------   -------
                   Net asset value, end of period.........................  $ 10.02      $ 10.53      $ 10.45    $ 11.77   $ 10.27
                                                                            =======      =======      =======    =======   =======
====================================================================================================================================
Total Investment   Based on net asset value per share.....................    (5.00%)++     1.57%       (2.56%)    20.45%    (3.41%)
Return:                                                                     =======      =======      =======    =======   =======
====================================================================================================================================
Ratios to Average  Expenses, net of reimbursement+........................      .75%*        .75%         .74%       .74%      .75%
Net Assets:                                                                 =======      =======      =======    =======   =======
                   Expenses+..............................................      .83%*        .88%         .85%       .86%     1.09%
                                                                            =======      =======      =======    =======   =======
                   Investment income--net.................................      .39%*        .78%        1.26%      1.24%      .88%
                                                                            =======      =======      =======    =======   =======
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands)...............  $43,013      $44,505      $64,056    $45,640   $30,941
Data:                                                                       =======      =======      =======    =======   =======
====================================================================================================================================

   *  Annualized.
   + Includes the Fund's share of the Series' allocated expenses. ++ Aggregate total investment return.
   @  Amount is less than $.01 per share.
  @@  Based on average shares outstanding.

      See Notes to Financial Statements.

                                     6 & 7

                               Merrill Lynch Small Cap Index Fund, June 30, 2002

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH SMALL CAP INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch Small Cap Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The percentage of the Series owned by the Fund at June 30, 2002 was 38.5%. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have extensive voting rights with respect to matters relating to its account maintenance expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Series are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L. P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .29% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 2002, FAM earned fees of $121,214, of which $23,293 were waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the six months ended June 30, 2002 were $16,975,223 and $10,957,014, respectively.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions were $5,704,767 and $(19,766,482) for the six months ended June 30, 2002 and for the year ended December 31, 2001, respectively. Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended June 30, 2002                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................         1,986,607       $ 21,211,889
Shares issued to shareholders in
reinvestment of dividends ................             1,154             12,344
                                                ------------       ------------
Total issued .............................         1,987,761         21,224,233
Shares redeemed ..........................        (1,525,617)       (16,220,649)
                                                ------------       ------------
Net increase .............................           462,144       $  5,003,584
                                                ============       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 2001                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................         1,569,892       $ 16,038,334
Shares issued to shareholders in
reinvestment of dividends ................            34,174            357,460
                                                ------------       ------------
Total issued .............................         1,604,066         16,395,794
Shares redeemed ..........................        (1,555,974)       (15,760,933)
                                                ------------       ------------
Net increase .............................            48,092       $    634,861
                                                ============       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended June 30, 2002                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................           518,989       $  5,467,104
Shares issued to shareholders in
reinvestment of dividends ................             1,171             12,513
                                                ------------       ------------
Total issued .............................           520,160          5,479,617
Shares redeemed ..........................          (453,394)        (4,778,434)
                                                ------------       ------------
Net increase .............................            66,766       $    701,183
                                                ============       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 2001                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................         1,349,324       $ 13,863,729
Shares issued to shareholders in
reinvestment of dividends ................            28,578            298,930
                                                ------------       ------------
Total issued .............................         1,377,902         14,162,659
Shares redeemed ..........................        (3,283,262)       (34,564,002)
                                                ------------       ------------
Net decrease .............................        (1,905,360)      $(20,401,343)
                                                ============       ============
--------------------------------------------------------------------------------

5. Capital Loss Carryforward:

On December 31, 2001, the Fund had a net capital loss carryforward of $2,556,308, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.

                                     8 & 9

                               Merrill Lynch Small Cap Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

  Master Small Cap Index Series
  ------------------------------------------------------------------------------
                                                Shares
  Issue                                          Held                  Value
================================================================================
Common Stocks

+ 1-800 CONTACTS, INC                             1,500             $     20,238
+ 1-800-FLOWERS.COM, Inc.                         2,824                   31,516
  1st Source Corporation                          3,240                   80,093
+ 3D Systems Corporation                          3,289                   40,126
+ 3TEC Energy Corporation                         3,321                   57,885
+ 4Kids Entertainment, Inc.                       2,263                   45,780
+ 7-Eleven, Inc.                                  6,779                   54,571
+ II-VI Incorporated                              2,286                   33,764
+ @Road, Inc.                                     4,400                   27,148
+ A.C. Moore Arts & Crafts, Inc.                  2,100                   99,435
  A.M. Castle & Company                           3,900                   48,672
  A.O. Smith Corporation                          5,581                  174,183
  A. Schulman, Inc.                              12,306                  263,951
  AAR Corp.                                       7,668                   78,214
  ABC Bancorp                                     4,300                   64,027
+ ABIOMED, Inc.                                   3,664                   31,067
  ABM Industries, Inc.                           10,970                  190,439
+ ACT Manufacturing, Inc.                         2,541                      127
+ ADE Corporation                                 4,417                   50,575
+ ADVO Systems, Inc.                              5,490                  209,004
+ AEP Industries Inc.                               500                   17,750
+ AFC Enterprises, Inc.                           3,400                  106,012
  AGL Resources Inc.                             17,085                  396,372
+ ALARIS Medical, Inc.                            4,000                   26,640
+ AMC Entertainment Inc.                          6,900                   97,980
  AMCOL International Corporation                 4,473                   28,851
  AMCORE Financial, Inc.                          6,118                  141,754
+ AMERIGROUP Corporation                          3,500                   95,480
  AMETEK, Inc.                                    9,578                  356,781
+ ANADIGICS, Inc.                                10,322                   85,053
+ ANC Rental Corporation                          8,374                    1,507
+ ANSYS, Inc.                                     5,016                  100,822
+ APAC Customer Services Inc.                     7,538                   44,474
+ ARIAD Pharmaceuticals, Inc.                     8,419                   35,023
+ ATMI, Inc.                                      7,757                  173,524
+ AXT, Inc.                                       5,456                   43,539
+ aaiPharma Inc.                                  3,700                   83,176
+ Aaon, Inc.                                      1,700                   31,909
  Aaron Rents, Inc.                               4,808                  115,152
+ Abgenix, Inc.                                  21,500                  210,700
+ Acacia Research Corporation                     4,331                   30,750
  Acadia Realty Trust                             6,701                   54,613
+ Acclaim Entertainment Inc.                     17,361                   61,111
+ Accredo Health, Incorporated                    1,172                   54,076
+ Acme Communications, Inc.                       1,200                    8,820
+ Actel Corp.                                     6,916                  145,374
+ Acterna Corporation                             7,800                    3,206
+ Action Performance Companies, Inc.              4,100                  129,560
+ Active Power, Inc.                              9,800                   35,378
+ Actrade Financial Technologies, Ltd.            3,277                   34,146
+ Actuant Corporation (Class A)                   2,200                   90,750
+ Actuate Corporation                            12,799                   57,596
  Acuity Brands, Inc.                            11,360                  206,752
+ Adelphia Business Solutions, Inc.               6,225                       62
+ Administaff, Inc.                               6,561                   65,610
+ Adolor Corporation                              9,100                  102,466
+ Adtran, Inc.                                    6,800                  129,193
+ Advanced Digital Information Corporation       19,634                  165,515
+ Advanced Energy Industries, Inc.                5,212                  115,602
  Advanced Marketing Services, Inc.               4,981                   91,152
+ Advanced Neuromodulation Systems, Inc.          3,200                   97,600
+ Advanced Power Technology, Inc.                   500                    7,245
+ Advanced Tissue Sciences, Inc.                 16,190                   23,314
  Advanta Corp. (Class B)                         5,000                   54,650
+ The Advisory Board Company                      1,800                   65,232
+ Aeroflex Incorporated                          17,512                  121,708
+ Aeropostale, Inc.                               2,900                   79,373
+ Aether Systems, Inc.                           14,400                   42,480
+ Aftermarket Technology Corp.                    3,000                   57,600
+ Agile Software Corporation                     11,002                   79,985
  Airborne, Inc.                                 14,101                  270,739
+ Airgas, Inc.                                   15,413                  266,645
+ AirGate PCS, Inc.                               7,117                    7,117
+ AirTran Holdings, Inc.                         15,220                   81,427
+ Akamai Technologies, Inc.                      35,500                   46,150
+ Aksys, Ltd.                                     5,700                   39,330
  Alabama National BanCorporation                 2,321                  100,476
  Alamo Group Inc.                                  500                    7,500
+ Alamosa Holdings, Inc.                         18,725                   26,402
+ Alaska Air Group, Inc.                          6,999                  182,674
+ Alaska Communications Systems Holdings, Inc.    2,423                   11,507
  Albany International Corp. (Class A)            6,026                  162,160
+ Albany Molecular Research, Inc.                 6,787                  143,477
+ Alderwoods Group, Inc.                          9,400                   71,252
  Alexander & Baldwin, Inc.                      11,892                  303,603
+ Alexander's, Inc.                                 367                   28,186
  Alexandria Real Estate Equities, Inc.           4,956                  244,529
+ Alexion Pharmaceuticals, Inc.                   6,180                   93,627
  Alfa Corporation                               10,240                  119,808
  Alico, Inc.                                     1,000                   29,390
+ Align Technology, Inc.                          6,400                   25,862
+ Alkermes, Inc.                                 14,900                  238,549
+ Allegiance Telecom, Inc.                       41,100                   75,213
  Allegiant Bancorp, Inc.                         2,100                   38,157
+ Allen Telecom Inc.                              7,984                   33,932
+ Alliance Gaming Corporation                    11,600                  144,652
+ Alliance Imaging, Inc.                          2,200                   29,700
+ Alliance Semiconductor Corporation              9,241                   65,611
+ Alliant Techsystems Inc.                        2,940                  187,572
+ Allos Therapeutics Inc.                         5,200                   47,008
+ Alloy, Inc.                                     7,867                  113,599
+ Allscripts Healthcare Solutions, Inc.           6,741                   25,211
  Alpharma, Inc. (Class A)                        8,825                  149,849
+ Altiris, Inc.                                   3,400                   17,653
+ Ambassadors Group, Inc.                           500                    7,180
+ Amerco                                          2,351                   34,771
  America First Mortgage Investments, Inc.       12,100                  119,185
  American Capital Strategies, Ltd.              11,889                  326,591
  American Financial Holdings, Inc.               7,454                  223,024
+ American Healthways, Inc.                       3,850                   68,530
  American Home Mortgage Holdings, Inc.             600                    7,494
+ American Italian Pasta Company (Class A)        4,834                  246,486
+ American Management Systems, Incorporated      12,195                  233,046
+ American Medical Security Group, Inc.           2,500                   59,875
+ American Medical Systems Holdings, Inc.         6,500                  130,390
  American National Bankshares Inc.               2,600                   71,214
+ American Pharmaceutical Partners, Inc.          1,400                   17,304
+ American Physicians Capital, Inc.               3,971                   73,301
  American States Water Company                   3,585                   95,003
+ American Superconductor Corporation             5,962                   32,553
+ American Tower Corporation (Class A)           50,600                  174,570
  American Woodmark Corporation                   1,700                   95,421
+ AmeriPath, Inc.                                 8,801                  211,224
+ Ameristar Casinos, Inc.                         3,900                  113,334
+ Ameritrade Holding Corporation (Class A)       23,400                  107,172
  Ameron International Corporation                  800                   57,800
  Amli Residential Properties Trust               4,940                  128,440
+ AmSurg Corp.                                    6,500                  170,690
+ Amylin Pharmaceuticals, Inc.                   19,125                  209,228
  Analogic Corporation                            2,372                  116,631
+ Anaren Microwave, Inc.                          6,522                   56,350
  Anchor Bancorp, Inc.                            6,437                  155,196
  Angelica Corporation                            1,300                   22,360
+ Anixter International Inc.                      9,072                  210,833
+ AnnTaylor Stores Corporation                   12,041                  305,721
+ AnswerThink Consulting Group, Inc.             12,179                   46,158
+ Anteon International Corporation                3,800                   96,064
  Anthracite Capital, Inc.                       15,000                  198,750
+ Antigenics Inc.                                 7,713                   75,973
  Anworth Mortgage Asset Corporation              5,100                   71,349
  Apex Mortgage Capital, Inc.                     9,800                  146,902
+ Aphton Corporation                              3,524                   26,430
  Apogee Enterprises, Inc.                        8,300                  119,188
  Applebee's International, Inc.                  4,689                  107,613
+ Applera Corporation--Celera Genomics Group     18,900                  226,800
+ Applica Incorporated                            5,896                   73,110
+ Applied Films Corporation                       2,800                   31,248
  Applied Industrial Technologies, Inc.           5,607                  109,337
+ Applied Molecular Evolution                     3,200                   18,496
+ Apria Healthcare Group Inc.                    11,900                  266,560
+ Arbitron Inc.                                   8,558                  267,010
  Arch Chemicals, Inc.                            5,456                  134,763
  Arch Coal, Inc.                                12,100                  274,791
  Arctic Cat Inc.                                 5,743                   99,865
+ Arden Group, Inc. (Class A)                       432                   25,924
+ Arena Pharmaceuticals, Inc.                     5,800                   48,720
  Argonaut Group, Inc.                            6,266                  134,218
+ Argosy Gaming Company                           6,525                  185,310
+ Ariba, Inc.                                    71,600                  228,404
+ Arkansas Best Corporation                       5,841                  148,829
+ Armor Holdings, Inc.                            7,316                  186,558
+ ArQule, Inc.                                    6,211                   41,924
+ Array BioPharma Inc.                            4,100                   39,524
+ Arris Group Inc.                               21,400                   94,139
  Arrow Financial Corporation                     1,870                   63,561
  Arrow International, Inc.                       2,654                  103,639
+ Artesyn Technologies, Inc.                     10,867                   70,429
+ ArthroCare Corporation                          7,320                   94,135
+ Artisan Components, Inc.                        2,900                   26,100
+ Asbury Automotive Group Inc.                      600                    8,160
+ Ascential Software Corporation                 69,281                  193,294
+ AsianInfo Holdings, Inc.                        9,397                  124,510
+ Aspect Communications Corporation              12,500                   40,000
+ Aspen Technology, Inc.                         11,508                   95,977
  Associated Estates Realty Corporation           4,700                   49,820
+ Astec Industries, Inc.                          4,417                   71,070
+ AstroPower, Inc.                                5,900                  115,876


                                    10 & 11

                               Merrill Lynch Small Cap Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

  Master Small Cap Index Series (continued)
  ------------------------------------------------------------------------------
                                                Shares
  Issue                                          Held                  Value
================================================================================
Common Stocks (continued)

+ Asyst Technologies, Inc.                       11,141             $    226,719
+ AtheroGenics, Inc.                              5,400                   38,718
+ Atlantic Coast Airlines Holdings, Inc.         11,223                  243,539
+ Atlas Air, Inc.                                 4,798                   17,753
  Atmos Energy Corporation                       11,638                  272,795
+ Atrix Laboratories, Inc.                        6,600                  146,850
+ Atwood Oceanics, Inc.                           3,127                  117,263
+ Audiovox Corporation (Class A)                  3,885                   30,886
+ August Technology Corp.                         1,200                   11,868
+ Aurora Food Inc. (b)                            6,879                   10,319
+ Avanex Corporation                             11,378                   22,073
+ Avatar Holdings Inc.                            1,200                   33,648
+ Avenue A, Inc.                                  6,100                   21,716
+ Aviall, Inc.                                    3,800                   53,200
+ Avid Technology, Inc.                           7,294                   67,542
+ Avigen, Inc.                                    5,878                   55,312
  Avista Corporation                             13,775                  190,095
+ Avocent Corporation                            12,994                  206,864
+ Axcelis Technologies, Inc.                     29,900                  337,870
+ Aztar Corporation                              11,091                  230,693
+ BARRA, Inc.                                     5,059                  188,094
+ BE Aerospace, Inc.                             10,400                  137,072
  BEI Techologies, Inc.                           2,532                   28,991
+ BKF Capital Group, Inc.                         1,000                   28,500
  BSB Bancorp, Inc.                               1,941                   51,786
  Baldor Electric Company                         7,971                  200,869
  Baldwin & Lyons, Inc. (Class B)                 2,526                   57,669
+ Bally Total Fitness Holding Corporation         8,941                  167,286
+ The Banc Corporation                            6,400                   55,808
  BancFirst Corporation                           1,045                   48,478
  Bancorp Connecticut, Inc.                       2,000                   56,120
  Bandag, Incorporated                            2,474                   70,064
  Bank Mutual Corporation                         2,400                   48,888
  Bank of Granite Corp.                           3,986                   78,484
  Bank of the Ozarks, Inc.                          400                    8,936
  BankAtlantic Bancorp, Inc. (Class A)           13,942                  172,881
+ BankUnited Financial Corporation (Class A)      6,173                  118,213
  Banner Corporation                              2,313                   57,247
  Banta Corporation                               7,294                  261,855
  Barnes Group Inc.                               3,957                   90,615
  Bassett Furniture Industries, Incorporated      2,100                   40,948
+ Bay View Capital Corporation                   18,214                  116,752
+ Beasley Broadcast Group, Inc. (Class A)         2,833                   41,784
+ Beazer Homes USA, Inc.                          3,517                  281,360
+ bebe stores, inc                                2,040                   41,392
  Bedford Property Investors, Inc.                4,199                  113,793
  Bel Fuse Inc.                                   2,259                   61,106
  Belden Inc.                                     7,269                  151,486
+ Bell Microproducts Inc.                         4,820                   38,801
+ Benchmark Electronics, Inc.                     7,191                  208,539
+ Benihana Inc. (Class A)                         1,800                   33,912
+ Bentley Pharmaceuticals, Inc.                   2,000                   23,200
  Berkshire Hills Bancorp, Inc.                     900                   23,580
  Berry Petroleum Company (Class A)               3,501                   58,992
+ Beverly Enterprises, Inc.                      27,326                  207,951
+ BioMarin Pharmaceutical Inc.                    8,648                   45,134
+ Biopure Corporation                             5,372                   41,096
+ Bio-Rad Laboratories, Inc. (Class A)            5,228                  237,926
+ BioReliance Corporation                           400                    9,920
+ Biosite Diagnostics Incorporated                3,849                  108,349
+ Bio-Technology General Corp.                   17,467                  104,977
+ Black Box Corporation                           5,888                  239,818
  Black Hills Corporation                         7,100                  245,731
  Blair Corporation                               1,400                   35,812
  Blyth, Inc.                                    10,079                  314,666
  Bob Evans Farms, Inc.                          10,780                  339,354
+ Boca Resorts, Inc. (Class A)                    6,657                   88,205
+ The Bombay Company, Inc.                       13,200                   59,268
+ Bone Care International, Inc.                   1,810                    9,468
+ Borland Software Corporation                   17,667                  181,970
+ The Boston Beer Company, Inc. (Class A)         1,500                   23,850
+ Boston Communications Group, Inc.               3,721                   29,917
  Boston Private Financial Holdings, Inc.         6,393                  158,163
  BostonFed Bancorp, Inc.                         1,800                   57,780
  Bowne & Co., Inc.                               9,782                  144,187
+ Boyd Gaming Corporation                         8,915                  128,376
+ The Boyds Collection, Ltd.                      5,129                   32,261
  Boykin Lodging Company                          3,132                   34,233
+ Bradley Pharmaceuticals, Inc.                   1,400                   18,620
  Brady Corporation                               5,247                  183,645
  Brandywine Reality Trust                        6,847                  177,337
  Briggs & Stratton Corporation                   6,159                  236,136
+ Bright Horizons Family Solutions, Inc.          2,702                   89,463
+ Brightpoint, Inc.                                   1                        3
+ BriteSmile, Inc.                                3,450                    8,177
+ Broadwing Inc.                                 59,100                  153,660
  Brookline Bancorp, Inc.                         3,881                   98,189
+ Brooks-PRI Automation, Inc.                     9,888                  252,737
+ Brookstone, Inc.                                1,300                   23,062
  Brown Shoe Company, Inc.                        5,879                  165,200
+ Bruker Daltonics, Inc.                          5,387                   21,279
  Brush Engineered Materials Inc.                 4,611                   57,176
  Bryn Mawr Bank Corporation                      1,600                   64,480
+ Buca, Inc.                                      5,449                  103,803
+ Buckeye Technologies Inc.                       6,998                   68,580
+ The Buckle, Inc.                                1,249                   30,875
+ Building Materials Holding Corporation          2,600                   37,362
  Burlington Coat Factory Warehouse Corporation   5,292                  112,455
  Burnham Pacific Properties, Inc.               13,778                   16,534
  Bush Industries, Inc.                           4,108                   49,296
  Butler Manufacturing Company                    1,100                   30,195
  C&D Technologies, Inc.                          7,094                  127,834
+ CACI International Inc. (Class A)               8,316                  317,588
  CARBO Ceramics Inc.                             2,168                   80,108
  CB Bancshares, Inc.                             1,500                   56,835
  CBL & Associates Properties, Inc.               6,373                  258,107
  CCBT Financial Companies Inc.                   2,500                   71,025
+ CCC Information Services Group Inc.             3,506                   49,084
+ C-COR.net Corp.                                10,534                   73,738
+ CDI Corp.                                       3,801                  123,723
  CFS Bancorp, Inc.                               3,500                   54,110
  CH Energy Group, Inc.                           4,889                  240,783
+ CIBER, Inc.                                    15,202                  110,215
+ CIMA Labs Inc.                                  4,572                  110,277
  CIRCOR International, Inc.                      1,800                   30,870
+ CKE Restaurants, Inc.                          13,100                  149,078
  CLARCOR Inc.                                    7,255                  229,621
  CNA Surety Corporation                          3,186                   46,802
+ CNET Networks, Inc.                            40,200                   79,998
+ CONMED Corporation                              8,628                  192,663
  CPB Inc.                                        1,919                   88,178
  CPI Corp.                                       2,598                   50,635
+ CSK Auto Corporation                            7,134                   99,448
+ CSS Industries, Inc.                            1,075                   38,163
  CT Communications, Inc.                         3,555                   57,591
  CTS Corporation                                 8,708                  104,844
+ CUNO Incorporated                               4,531                  163,932
+ CV Therapeutics, Inc.                           8,000                  148,960
  CVB Financial Corp.                             7,188                  163,239
+ Cable Design Technology                        12,884                  132,061
+ Cabot Microelectronics Corporation              6,200                  267,592
  Cabot Oil & Gas Corporation (Class A)           8,974                  205,056
+ Cadence Design Systems, Inc.                       34                      548
+ Cadiz Inc.                                     12,359                  105,039
+ Cal Dive International, Inc.                   11,637                  256,014
  Calgon Carbon Corporation                       9,701                   81,488
  California First National Bancorp               2,300                   36,984
+ California Pizza Kitchen, Inc.                  4,000                   99,200
  California Water Service Group                  3,896                   97,556
+ Caliper Technologies Corp.                      6,467                   53,999
  Cambrex Corporation                             6,385                  256,039
  Camden National Corporation                     1,500                   41,775
+ Caminus Corporation                             4,672                   27,238
+ Cantel Medical Corp.                              900                   16,560
  Capital Automotive                              7,150                  170,599
  Capital City Bank Group, Inc.                   1,982                   68,438
  Capitol Bancorp Ltd.                            1,200                   28,608
  Capstead Mortgage Corporation                   2,777                   62,483
+ Capstone Turbine Corporation                   22,500                   37,350
  Caraustar Industries, Inc.                      7,674                   95,772
+ Cardiac Science, Inc.                          16,500                   61,215
+ CardioDynamics International Corporation        7,132                   26,531
  Carlisle Companies Incorporated                 9,336                  419,933
+ Carmike Cinemas, Inc.                             200                    5,030
  Carpenter Technology Corporation                5,626                  162,085
+ Carreker Corporation                            6,595                   74,655
  Cascade Bancorp                                 2,200                   39,600
+ Cascade Corporation                             1,300                   20,150
  Cascade Natural Gas Corporation                 3,222                   67,340
+ Casella Waste Systems, Inc.                     4,878                   58,585
  Casey's General Stores, Inc.                   11,807                  142,156
  Cash America International, Inc.                4,719                   43,415
+ Catapult Communcations Corporation              1,572                   34,381
  Cathay Bancorp, Inc.                            4,008                  166,328
  The Cato Corporation (Class A)                  4,297                   95,823
+ Cell Genesys, Inc.                             10,624                  143,307
+ Cell Therapeutics, Inc.                        12,031                   65,677
+ Centene Corporation                             2,200                   68,156
  Centennial Bancorp                              9,017                   71,054
+ Centennial Communications Corp.                 1,526                    3,723
  Center Trust, Inc.                              6,200                   43,772
  Centex Construction Products, Inc.              1,377                   50,123
+ Centillium Communications, Inc.                 9,409                   82,046
+ Central Coast Bancorp                           3,312                   75,116
+ Central Garden & Pet Company                    5,200                   91,156
  Central Parking Corporation                     5,085                  116,192
  Central Vermont Public Service Corporation      3,403                   59,893
  Century Aluminum Company                        3,402                   50,656
  Century Bancorp, Inc. (Class A)                 1,800                   49,266

                                     12 & 13

                               Merrill Lynch Small Cap Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

  Master Small Cap Index Series (continued)
  ------------------------------------------------------------------------------
                                                Shares
  Issue                                          Held                  Value
================================================================================
Common Stocks (continued)

+ Century Business Services, Inc.                18,533             $     60,399
+ Cepheid, Inc.                                   8,800                   49,095
+ Ceres Group, Inc.                                 400                    1,560
+ Cerus Corporation                               4,425                  149,919
+ Champion Enterprises, Inc.                     14,227                   79,956
+ Championship Auto Racing Teams, Inc.            4,832                   47,595
+ Champs Entertainment, Inc.                        700                    8,547
+ Charles River Associates Incorporated           3,200                   64,128
+ Charlotte Russe Holding Inc.                    2,800                   62,524
+ Charming Shoppes, Inc.                         33,340                  288,058
  Charter Financial Corporation                     300                    8,538
  Charter Municipal Mortgage Acceptance Company  11,945                  213,577
+ Chase Industries Inc.                             400                    5,556
  Chateau Communities, Inc.                       6,208                  189,965
+ Chattem, Inc.                                   1,900                   59,850
+ Checkers Drive-In Restaurants, Inc.               900                   10,692
+ Checkpoint Systems, Inc.                        9,323                  109,079
  Chelsea Property Group, Inc.                    8,674                  290,145
  Chemed Corporation                              2,886                  108,773
  ChemFirst Inc.                                  3,182                   91,164
  Chemical Financial Corporation                  5,863                  219,921
+ Cherokee Inc.                                     500                   10,385
  Chesapeake Corporation                          4,092                  107,742
+ Chesapeake Energy Corporation                  41,287                  297,266
+ Chicago Pizza & Brewery, Inc.                   5,200                   51,896
+ The Children's Place Retail Stores, Inc.        2,785                   73,805
+ Chiles Offshore, Inc.                           4,600                  107,088
+ ChipPAC, Inc.                                  11,051                   68,295
+ Chiquita Brands International, Inc.            11,200                  200,592
  Chittenden Corporation                          8,646                  250,561
+ Choice Hotels International, Inc.               6,479                  129,645
+ Cholestech Corporation                          2,600                   27,430
+ Chordiant Software, Inc.                       10,448                   20,374
+ Christopher & Banks Corporation                 6,852                  289,840
  Churchill Downs Incorporated                    1,232                   49,687
+ Cirrus Logic, Inc.                             19,300                  142,241
  Citizens First Bancorp, Inc.                    1,600                   35,984
+ Citizens, Inc.                                  6,155                   79,892
  City Holding Company                            4,593                  107,522
  CityBank                                        2,099                   67,147
  Claire's Stores, Inc.                          11,260                  257,854
+ Clark/Bardes, Inc.                              3,300                   75,372
+ ClearOne Communications Inc.                    1,100                   16,203
  Cleco Corporation                              11,767                  257,697
  Cleveland-Cliffs Inc.                           2,559                   70,628
+ Closure Medical Corporation                     1,113                   15,582
  Coachmen Industries, Inc.                       3,007                   43,602
  Coastal Bancorp, Inc.                           1,132                   35,952
  Coastal Financial Corporation                   4,200                   62,160
+ Cobalt Corporation                              2,000                   45,600
  CoBiz Inc.                                      2,184                   37,587
  Coca-Cola Bottling Co. Consolidated               287                   12,341
+ Cognex Corporation                             10,556                  211,648
+ Cognizant Technology Solutions Corporation      2,668                  143,405
+ Coherent, Inc.                                  8,980                  265,260
  Cohu, Inc.                                      6,918                  119,543
+ Coinstar, Inc.                                  6,892                  168,509
+ Coldwater Creek Inc.                              898                   21,911
+ Cole National Corporation (Class A)             1,900                   36,100
+ Collateral Therapeutics, Inc.                   1,500                   17,715
+ Collins & Aikman Corporation                    7,278                   66,230
+ Collins & Aikman Corporation (Rights)          29,695                        0
  Colonial Properties Trust                       4,406                  171,614
  Columbia Bancorp                                2,800                   66,108
+ Columbia Banking System, Inc.                   5,635                   72,748
+ Columbia Laboratories, Inc.                     7,604                   45,624
  Columbus McKinnon Corporation                   5,500                   47,520
+ Comdisco, Inc.                                 25,577                      665
+ Comfort Systems USA, Inc.                       7,000                   34,790
  The Commerce Group, Inc.                        6,645                  262,810
  Commercial Federal Corporation                 13,227                  383,583
  Commercial Metals Company                       3,539                  166,121
  Commercial Net Lease Realty                    10,675                  170,800
  Commonwealth Bancorp, Inc.                      1,500                   44,505
+ Commonwealth Telephone Enterprises, Inc.        3,633                  146,192
+ CommScope, Inc.                                13,588                  169,850
  Community Bank System, Inc.                     2,600                   83,850
  Community Banks, Inc.                           2,096                   61,664
  Community First Bankshares, Inc.               12,240                  319,342
  Community Trust Bancorp, Inc.                   2,400                   67,464
+ CompuCom Systems, Inc.                          2,800                   10,864
+ CompuCredit Corporation                         3,289                   23,155
+ Computer Horizons Corp.                        13,100                   63,797
+ Computer Network Technology Corporation         9,654                   59,179
+ Computer Programs and Systems, Inc.             1,500                   32,295
  CompX International Inc.                        2,651                   35,126
+ Comstock Resources, Inc.                        5,057                   38,433
+ Conceptus, Inc.                                 4,600                   75,854
+ Concord Camera Corp.                            5,774                   29,453
+ Concord Communications, Inc.                    5,400                   88,992
+ Concurrent Computer Corporation                17,179                   79,882
  Connecticut Bancshares, Inc.                    2,500                   83,000
  Connecticut Water Service, Inc.                 2,989                   91,105
+ Connetics Corporation                          10,002                  129,216
+ Conseco, Inc.                                  82,900                  165,800
+ Consolidated Graphics, Inc.                     2,000                   37,540
+ Constellation 3D, Inc.                          2,000                      120
+ Convera Corporation                             8,069                   19,608
  Cooper Companies, Inc.                          4,392                  206,863
+ CoorsTek, Inc.                                  2,752                   85,064
+ Corinthian Colleges, Inc.                      10,238                  346,966
+ Corixa Corporation                             12,557                   86,015
  Corn Products International, Inc.               9,889                  307,746
+ Cornell Companies, Inc.                         2,400                   28,440
  Cornerstone Realty Income Trust, Inc.          14,003                  158,234
+ The Corporate Executive Board Company          10,442                  357,639
  Corporate Office Properties Trust               3,800                   55,442
  Correctional Properties Trust                   1,000                   22,000
+ Corrections Corporation of America              7,294                  126,186
  Corus Bankshares, Inc.                          2,176                   99,920
+ CorVel Corporation                              1,357                   45,455
+ Cost Plus, Inc.                                 6,176                  188,115
+ CoStar Group Inc.                               3,750                   76,988
  Courier Corporation                               500                   19,980
+ Covance Inc.                                   17,491                  327,956
+ Covansys Corporation                            4,009                   22,531
+ Covanta Energy Corporation                     18,520                      278
+ Covenant Transport, Inc. (Class A)              1,000                   21,250
  Crawford & Company (Class B)                    8,009                   64,873
+ Cray, Inc.                                     14,700                   65,709
+ Credence Systems Corporation                   17,068                  303,298
+ Credit Acceptance Corporation                   2,849                   35,812
+ Cree, Inc.                                     20,200                  267,246
  Crompton Corporation                           33,060                  421,515
+ Cross Country, Inc.                             9,800                  370,440
+ Cross Media Marketing Corporation               1,000                    9,400
  Crown American Realty Trust                     6,100                   57,340
+ Crown Castle International Corp.               56,400                  221,652
+ Crown Cork & Seal Company, Inc.                34,969                  239,538
+ Crown Media Holdings, Inc. (Class A)            7,298                   57,581
+ CryoLife, Inc.                                  4,928                   79,144
  Cubic Corporation                               4,452                  105,512
+ Cubist Pharmaceuticals, Inc.                    7,867                   74,028
+ Culp, Inc.                                      2,800                   45,108
+ CuraGen Corporation                            14,200                   79,946
+ Curative Health Services, Inc.                  2,000                   33,560
  Curtiss-Wright Corporation                      2,967                  237,360
+ Cyberonics, Inc.                                6,369                   83,555
+ Cytec Industries Inc.                          11,593                  364,484
  D&E Communications, Inc.                        1,887                   19,832
  D & K Healthcare Resources, Inc.                4,100                  144,566
+ DDi Corp.                                      19,860                   19,840
+ DHB Capital Group Inc.                          1,600                    6,480
+ DIANON Systems, Inc.                            2,379                  127,086
  DIMON Incorporated                             14,855                  102,797
+ DJ Orthopedics Incorporated                       200                    1,640
+ DMC Stratex Networks, Inc.                     23,971                   48,182
  DQE, Inc.                                      17,702                  247,828
+ DRS Technologies, Inc.                          4,768                  203,832
+ DSP Group, Inc.                                 8,783                  172,147
+ DVI, Inc.                                       2,607                   50,315
+ Daisytek International Corporation              6,511                  110,427
+ Daktronics, Inc.                                3,299                   32,462
  Datascope Corp.                                 3,670                  101,439
+ Datastream Systems, Inc.                        4,511                   32,028
  Deb Shops, Inc.                                   500                   16,890
+ deCODE GENETICS, INC                            7,100                   33,228
+ Del Laboratories, Inc.                            700                   17,500
+ Del Monte Foods Company                         8,748                  103,226
+ dELiA*s Corp. (Class A)                         8,800                   44,880
  Delphi Financial Group, Inc. (Class A)          3,680                  159,528
  Delta and Pine Land Company                    10,678                  214,628
+ Deltagen, Inc.                                  5,100                   12,495
  Deltic Timber Corporation                       3,109                  107,198
+ Denbury Resources Inc.                          4,570                   47,025
+ Dendrite International, Inc.                    8,664                   83,781
+ Department 56, Inc.                             2,200                   35,816
+ DiamondCluster International, Inc. (Class A)    7,719                   46,160
+ Dick Clark Productions, Inc.                    2,000                   28,800
+ Digene Corporation                              4,224                   49,682
+ Digimarc Corporation                            2,637                   27,398
+ Digital Insight Corporation                     9,230                  151,834
+ Digital River, Inc.                             9,700                   89,143
+ Digitas Inc.                                    2,428                   11,045
  Dime Community Bancshares                       7,366                  167,135
+ Dionex Corporation                              5,931                  158,891
+ Discovery Partners International                2,900                   19,024
+ Diversa Corporation                             6,978                   69,431
+ divine, Inc. (Class A)                            712                    2,777

                                    14 & 15

                               Merrill Lynch Small Cap Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

  Master Small Cap Index Series (continued)
  ------------------------------------------------------------------------------
                                                Shares
  Issue                                          Held                  Value
================================================================================
Common Stocks (continued)

+ Dobson Communications Corporation (Class A)    12,100             $     10,406
+ DocuCorp International, Inc.                      700                    7,161
+ Documentum, Inc.                               11,477                  137,724
+ Dollar Thrifty Automotive Group, Inc.           7,095                  183,761
  Donnelly Corporation                            1,900                   51,281
+ DoubleClick Inc.                               32,600                  236,350
  Dover Downs Gaming & Entertainment, Inc.        2,478                   31,718
  Dover Motorsports, Inc.                         7,940                   45,258
+ The Dress Barn, Inc.                            8,520                  131,804
+ Drew Industries Incorporated                    2,800                   46,060
+ Drexler Technology Corporation                  3,100                   66,960
+ Dril-Quip, Inc.                                 1,688                   42,116
+ Drugstore.com, Inc.                            12,300                   33,087
+ Duane Reade Inc.                                5,628                  191,633
+ Ducommun Incorporated                           2,800                   73,472
+ DuPont Photomasks, Inc.                         3,908                  126,932
+ Dura Automotive Systems, Inc.                   5,053                  104,850
+ Durect Corporation                              5,400                   43,200
+ Dycom Industries, Inc.                         12,402                  144,979
+ Dynacq International, Inc.                      2,552                   35,958
+ Dynamic Research Corporation                    1,300                   31,434
  EDO Corporation                                 5,126                  146,091
+ EGL, Inc.                                       9,995                  169,515
+ EMCOR Group, Inc.                               4,318                  253,467
+ EMCORE Corporation                              6,386                   38,316
+ EMS Technologies, Inc.                          2,200                   45,518
+ EPIQ Systems, Inc.                              2,245                   38,210
+ EPIX Medical, Inc.                              2,400                   25,320
+ ESCO Technologies Inc.                          4,166                  145,810
+ ESS Technology, Inc.                            9,329                  163,631
+ E.piphany, Inc.                                21,080                   92,541
+ EarthLink, Inc.                                34,100                  226,083
+ EarthShell Corporation                          8,256                    9,494
  East West Bancorp, Inc.                         7,498                  258,831
  EastGroup Properties, Inc.                      3,927                  100,531
+ Echelon Corporation                             7,313                   94,191
+ Eclipsys Corporation                           10,031                   65,793
+ eFunds Corporation                             15,388                  146,017
+ El Paso Electric Company                       15,108                  209,246
  Elcor Corporation                               6,351                  173,700
+ Electro Rent Corporation                        2,553                   33,163
+ Electro Scientific Industries, Inc.             8,661                  210,462
+ Electroglas, Inc.                               7,420                   74,200
+ Electronics Boutique Holdings Corp.             2,331                   68,298
+ Electronics for Imaging, Inc.                  14,939                  237,679
+ Elizabeth Arden, Inc.                           4,693                   82,128
+ Embarcadero Technologies, Inc.                  2,230                   13,781
+ Embrex, Inc.                                    1,100                   23,012
  Empire District Electric Company                7,568                  155,144
+ Encore Acquisition Company                      1,300                   22,425
+ Encore Wire Corporation                         2,500                   35,575
+ Endo Pharmaceuticals Holdings, Inc.             4,700                   32,900
+ Endocare, Inc.                                  6,203                   81,942
  Energen Corporation                            10,792                  296,780
  EnergySouth, Inc.                               1,900                   60,876
+ Energy Conversion Devices, Inc.                 4,264                   66,902
+ Energy Partners, Ltd.                           6,200                   57,660
+ Endocardial Solutions, Inc.                     2,100                   15,939
  Engineered Support Systems, Inc.                2,900                  151,670
  Ennis Business Forms, Inc.                      3,000                   39,150
+ Entegris Inc.                                  12,100                  176,660
+ Enterasys Networks, Inc.                       40,100                   71,378
  Entertainment Properties Trust                  4,080                  100,531
+ Entrust Technologies Inc.                      14,000                   38,080
+ Enzo Biochem, Inc.                              5,629                   80,664
+ Enzon, Inc.                                    12,000                  301,440
+ Eon Labs, Inc.                                  3,800                   67,602
  Equity Inns Inc.                                8,940                   71,520
  Equity One, Inc.                                  300                    4,200
+ eResearch Technology, Inc.                      2,200                   55,704
+ Escalade, Incorporated                            200                    4,574
+ eSPEED, Inc. (Class A)                          7,723                   84,258
+ Esperion Therapeutics, Inc.                    11,217                   60,908
  Essex Property Trust, Inc.                      3,995                  218,527
+ Esterline Technologies Corporation              5,190                  117,813
+ eUniverse, Inc.                                 5,500                   33,825
+ Euronet Worldwide, Inc.                         5,300                   84,747
+ Evergreen Resources, Inc.                       5,896                  250,580
+ Exact Sciences Corporation                      2,400                   38,328
+ Exar Corporation                               12,127                  239,144
+ Excel Technology, Inc.                          1,873                   39,333
+ Exelixis, Inc.                                 13,118                   98,779
+ The Exploration Company of Delaware             2,400                   16,248
+ ExpressJet Holdings, Inc.                       7,100                   92,655
+ Extreme Networks, Inc.                         28,600                  288,574
+ Exult Inc.                                     11,600                   75,400
+ F5 Networks, Inc.                               7,419                   72,558
  F&M Bancorp                                     2,672                   94,268
+ F.A.O., Inc.                                    3,100                   24,645
  FBL Financial Group, Inc. (Class A)             2,425                   53,714
  FBR Asset Investment Corporation                5,100                  170,085
+ FEI Company                                     6,355                  155,761
+ FLIR Systems, Inc.                              3,983                  167,167
+ FMC Corporation                                 7,100                  214,207
  FNB Corporation                                 2,500                   76,150
+ FPIC Insurance Group, Inc.                      1,000                   15,050
+ FSI International, Inc.                         7,244                   54,113
+ FTD, Inc. (Class A)                             1,096                   14,106
+ FTI Consulting, Inc.                            4,794                  167,838
+ Factory 2-U Stores Inc.                         3,727                   51,619
  FactSet Research Systems Inc.                   6,687                  199,072
+ FalconStor Software, Inc.                       9,909                   41,915
  Farmer Brothers Co.                               171                   62,034
  Farmers Capital Bank Corporation                1,785                   62,903
+ Federal Agricultural Mortgage Corporation       2,800                   74,760
  Federal Realty Investment Trust                11,330                  313,954
  Federal Signal Corporation                     13,159                  315,816
  FelCor Lodging Trust Inc.                      14,070                  258,185
  Ferro Corporation                               9,476                  285,701
  Fidelity Bankshares, Inc.                       3,648                   80,252
+ Fidelity National Information Solutions, Inc.   2,800                   67,200
+ FileNET Corporation                             9,682                  140,389
+ Financial Federal Corporation                   3,267                  108,138
  Financial Industries Corporation                1,600                   28,912
  Financial Institutions, Inc.                    1,600                   60,576
+ Finisar Corporation                            44,800                  106,176
+ The Finish Line, Inc.                           6,333                  113,487
+ Finlay Enterprises, Inc.                          500                    8,235
  First Bancorp                                   2,124                   58,431
  First Busey Corporation                         2,676                   59,434
  First Charter Corporation                       7,723                  139,632
  First Citizens BancShares, Inc. (Class A)       1,547                  171,083
  First Commonwealth Financial Corporation       15,334                  206,856
  First Community Bancorp                           500                   11,605
  First Community Bancshares, Inc.                2,540                   83,820
+ First Consulting Group, Inc.                    4,674                   40,196
  First Defiance Financial Corp.                  2,700                   54,135
  First Essex Bancorp, Inc.                       1,516                   51,847
  First Federal Capital Corp.                     5,412                  119,605
  First Financial Bancorp                         9,387                  183,704
  First Financial Bankshares, Inc.                3,012                  126,019
  First Financial Corporation                     1,922                   98,829
  First Financial Holdings, Inc.                  4,626                  148,726
+ First Horizon Pharmaceutical Corporation        5,800                  120,002
  First Indiana Corporation                       3,388                   73,757
  First Merchants Corporation                     3,172                   95,157
  First National Corporation                      2,800                   84,560
  First Niagara Financial Group, Inc.             3,568                   99,048
  First Oak Brook Bancshares, Inc.                  500                   15,785
  First Place Financial Corp.                     2,800                   55,748
+ First Republic Bank                             3,800                  104,500
  First Sentinel Bancorp Inc.                     5,867                   80,730
  First South Bancorp, Inc.                       1,400                   50,750
  First State Bancorporation                      2,100                   54,600
  Firstbank Corp.                                 6,186                  233,212
  FirstFed America Bancorp, Inc.                    700                   16,660
+ FirstFed Financial Corp.                        5,000                  145,000
  Fisher Communications, Inc.                     1,000                   58,720
  Flagstar Bancorp, Inc.                          4,825                  111,458
  Fleetwood Enterprises, Inc.                    10,699                   93,081
  Fleming Companies, Inc.                        11,640                  211,266
  Florida East Coast Industries, Inc.             6,581                  166,499
  Florida Rock Industries, Inc.                   5,439                  194,771
+ Flow International Corporation                  6,100                   41,108
+ Flowers Foods, Inc.                             6,471                  167,275
  Flushing Financial Corporation                  2,350                   48,152
+ Foamex International Inc.                       7,900                   87,769
+ Focal Communications Corporation
      (Warrants) (a)                                221                        0
+ Footstar, Inc.                                  5,836                  142,807
+ Forrester Research, Inc.                        4,981                   96,626
+ Forward Air Corporation                         3,388                  111,059
+ Fossil, Inc.                                    6,655                  136,827
+ Foundry Networks, Inc.                         23,200                  163,096
  Franklin Electric Co., Inc.                     1,830                   86,138
  Fred's, Inc.                                    6,090                  223,990
+ FreeMarkets, Inc.                              12,169                  171,948
  Fremont General Corporation                    20,161                   84,273
+ Friedman, Billings, Ramsey Group, Inc.
      (Class A)                                   4,358                   55,477
  Friedman's Inc. (Class A)                       4,400                   57,196
+ Frontier Airlines, Inc.                         8,555                   69,552
  Frontier Financial Corporation                  3,941                  115,668
  Frontier Oil Corporation                        8,315                  146,344
+ FuelCell Energy, Inc.                           9,926                  102,139
  G & K Services, Inc. (Class A)                  6,077                  208,076
  GBC Bancorp                                     2,234                   64,674
+ GSI Commerce, Inc.                              4,700                   35,015
+ Gabelli Asset Management Inc. (Class A)         1,196                   43,654
  Gables Residential Trust                        7,882                  251,672
+ Gaiam, Inc.                                       400                    5,856

                                     16 & 17

                               Merrill Lynch Small Cap Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

  Master Small Cap Index Series (continued)
  ------------------------------------------------------------------------------
                                                Shares
  Issue                                          Held                  Value
================================================================================
Common Stocks (continued)

+ Galyan's Trading Company                        3,700             $     84,471
  Garan, Incorporated                               800                   46,280
+ Gardner Denver Inc.                             3,657                   73,140
+ Gart Sports Company                             2,300                   65,527
+ Gartner Group, Inc. (Class A)                  24,059                  242,996
+ Gaylord Entertainment Company                   6,455                  142,333
  GenCorp Inc.                                    9,271                  132,575
+ Gene Logic Inc.                                 8,739                  122,346
+ Genencor International Inc.                     1,700                   16,643
+ General Binding Corporation                       900                   15,057
  General Cable Corporation                       9,590                   60,417
+ General Communication, Inc. (Class A)          11,239                   74,964
+ Genesco Inc.                                    5,838                  142,155
+ Genesee & Wyoming Inc. (Class A)                2,300                   51,888
+ Genesis Health Ventures, Inc.                   7,200                  144,648
+ Genesis Microchip Incorporated                 10,100                   84,234
+ GenesisIntermedia, Inc.                         3,300                       99
+ The Genlyte Group Incorporated                  3,173                  128,919
+ Genta Incorporated                              9,797                   81,217
  Gentiva Health Services, Inc.                   7,390                   66,436
+ Genzyme Corporation--Genzyme
      Biosurgery Division                         8,300                   37,599
  Georgia Gulf Corporation                        8,037                  212,498
  German American Bancorp                         3,920                   72,520
+ Geron Corporation                               5,929                   27,155
  Getty Realty Corporation                        3,900                   78,975
  Gibraltar Steel Corporation                     2,323                   51,547
  Glacier Bancorp, Inc.                           3,700                   90,650
  Gladstone Capital Corporation                   1,400                   25,270
  Glenborough Realty Trust Incorporated           4,839                  114,684
  Glimcher Realty Trust                           7,756                  142,710
+ Global Imaging Systems, Inc.                    3,100                   58,869
+ Global Industries, Ltd.                        21,800                  152,382
+ Global Power Equipment Group Inc.               4,200                   41,580
+ GlobespanVirata, Inc.                          37,416                  144,800
  Gold Banc Corporation                           7,622                   83,606
+ Golden Telecom, Inc.                            2,692                   47,379
+ Goody's Family Clothing, Inc.                   6,000                   69,180
  The Gorman-Rupp Company                         1,400                   44,100
+ GrafTech International Ltd.                    15,444                  189,961
  Granite Construction Incorporated               8,371                  211,786
  Granite State Bankshares, Inc.                    800                   26,248
+ Graphic Packaging International Corp.           4,900                   45,325
  Gray Communications Systems, Inc.               3,803                   68,834
  Great American Financial Resources, Inc.        2,133                   41,167
+ The Great Atlantic & Pacific
      Tea Company, Inc.                           5,031                   94,029
  Great Lakes Chemical Corporation               11,700                  309,933
  Great Lakes REIT, Inc.                          3,827                   72,636
  Great Southern Bancorp, Inc.                    1,539                   61,252
+ Green Mountain Coffee, Inc.                       911                   19,322
  Greif Bros. Corporation (Class A)               3,475                  115,929
  Grey Global Group Inc.                            236                  162,842
+ Grey Wolf, Inc.                                43,843                  178,003
+ Griffon Corporation                             8,047                  145,651
+ Group 1 Automotive, Inc.                        5,032                  191,971
+ Guess?, Inc.                                    1,185                    8,532
+ Guilford Pharmaceuticals Inc.                   7,836                   59,083
+ Guitar Center, Inc.                             4,839                   89,763
+ Gulf Island Fabrication, Inc.                   1,117                   20,486
+ GulfMark Offshore, Inc.                         2,500                  103,525
+ The Gymboree Corporation                        7,858                  125,885
  H.B. Fuller Company                             8,940                  261,853
  HEICO Corporation (Class A)                     2,726                   38,219
+ HNC Software Inc.                               9,987                  166,783
+ HPL Technologies, Inc.                          3,400                   51,204
  HRPT Properties Trust                          37,488                  331,769
+ Haemonetics Corporation                         5,872                  171,462
+ Hain Celestial Group, Inc.                      7,857                  145,355
+ Hall, Kinion & Associates, Inc.                 1,900                   14,269
  Hancock Fabrics, Inc.                           4,900                   90,993
  Hancock Holding Company                         2,218                  149,449
+ Handleman Company                               7,261                  104,994
+ Handspring, Inc.                                7,300                   12,702
+ Hanger Orthopedic Group, Inc.                   4,600                   69,874
+ Hanmi Financial Corporation                     1,300                   22,282
+ Hanover Compressor Company                     12,800                  172,800
  Harbor Florida Bancshares, Inc.                 6,217                  137,955
  Harleysville Group Inc.                         7,762                  215,163
  Harleysville National Corporation               5,276                  142,505
+ Harmonic Inc.                                  17,296                   63,286
+ Harris Interactive Inc.                         7,000                   23,590
+ Harvard Bioscience, Inc.                        2,604                   14,556
+ Harvest Natural Resources, Inc.                 6,700                   33,500
  Haverty Furniture Companies, Inc.               5,436                  107,361
+ Hawthorne Financial Corporation                 1,000                   32,410
+ Hayes Lemmerz International, Inc.               3,443                      585
+ Headwaters Incorporated                         8,346                  131,450
  Health Care REIT, Inc.                         11,369                  340,502
  Healthcare Realty Trust, Inc.                  11,452                  366,464
+ Healthcare Services Group, Inc.                 1,200                   18,540
+ HealthExtras, Inc.                              3,200                   16,224
+ HealthTronics Surgical Services, Inc.           3,200                   55,968
+ Heartland Express, Inc.                         8,728                  208,861
+ Hecla Mining Company                           25,200                  118,188
+ Heidrick & Struggles International, Inc.        5,458                  108,996
  Helix Technology Corporation                    8,261                  170,177
  Herbalife International, Inc. (Class A)         5,021                   95,901
  Herbalife International, Inc. (Class B)         4,700                   90,099
  Heritage Property Investment Trust              4,400                  117,524
+ Herley Industries, Inc.                         4,500                   95,445
+ Hexcel Corporation                              6,962                   30,285
+ Hibbett Sporting Goods, Inc.                    1,800                   45,720
  Hickory Tech Corporation                        3,399                   50,985
  Hilb, Rogal and Hamilton Company                7,806                  353,222
  Hollinger International Inc.                   13,129                  157,548
  Holly Corporation                               1,900                   31,825
+ Hollywood Casino Corporation                    3,000                   32,400
+ Hollywood Entertainment Corporation            15,407                  318,617
+ Hologic, Inc.                                   6,700                   96,949
  Home Properties of New York, Inc.               7,520                  285,309
+ HomeStore.com, Inc.                            14,100                   20,304
  Hooper Holmes, Inc.                            14,497                  115,976
  Horace Mann Educators Corporation              11,468                  214,108
+ Horizon Offshore, Inc.                          6,985                   58,953
+ Horizon Organic Holding Corporation               800                   14,096
+ Hot Topic, Inc.                                 9,154                  244,503
+ The Houston Exploration Company                 2,183                   63,307
+ Hovnanian Enterprises, Inc. (Class A)           4,332                  155,432
  Hudson River Bancorp, Inc.                      3,600                   97,164
  Hughes Supply, Inc.                             6,990                  313,851
  Humboldt Bancorp                                3,900                   65,559
+ Hutchinson Technology Incorporated              8,317                  130,078
+ Hydril Company                                  4,100                  109,880
+ Hypercom Corporation                            7,600                   58,520
+ Hyperion Solutions Corporation                 10,506                  191,601
+ I-many, Inc.                                   11,708                   32,185
  IBERIABANK Corporation                          1,700                   68,918
+ ICT Group, Inc.                                   200                    3,634
+ ICU Medical, Inc.                               3,650                  112,785
  IDEX Corporation                                8,081                  270,714
+ IDEXX Laboratories, Inc.                        9,924                  255,940
+ IDX Systems Corporation                         4,927                   64,150
+ IGEN International, Inc.                        4,376                  137,844
+ IHOP Corp.                                      5,348                  157,499
+ ILEX Oncology, Inc.                             9,424                  132,784
+ IMCO Recycling Inc.                             1,600                   15,760
+ IMPATH Inc.                                     5,798                  104,074
+ IMPCO Technologies, Inc.                        3,854                   50,487
+ IMPSAT Fiber Networks Inc.                      2,453                       37
+ INAMED Corporation                              4,027                  107,601
  IRT Property Company                            7,893                   99,452
+ ITLA Capital Corporation                        2,000                   59,380
+ ITT Educational Services, Inc.                 12,358                  269,404
+ ITXC Corp.                                      5,514                   28,728
+ IXYS Corporation                                2,193                   11,798
+ Identix Incorporated                           24,730                  180,504
+ iDine Rewards Network Inc.                      2,700                   31,050
+ iGATE Capital Corporation                       2,300                   10,626
+ Illumina, Inc.                                  4,600                   30,912
+ Imagistics International Inc.                   4,324                   92,836
+ Imation Corp.                                  10,878                  323,729
+ Imclone Systems                                13,500                  117,383
+ Immucor, Inc.                                   2,500                   58,675
+ ImmunoGen, Inc.                                14,427                   38,809
  Immunomedics, Inc.                             13,609                   70,903
  Impac Mortgage Holdings, Inc.                  13,200                  177,936
+ Impax Laboratories, Inc.                        6,200                   46,438
+ Incyte Pharmaceuticals, Inc.                   21,224                  154,298
  Independence Holding Company                    2,000                   44,680
  Independent Bank Corporation
      (Massachusetts)                             2,745                   62,833
  Independent Bank Corporation (Michigan)         2,805                   88,526
+ Indevus Pharmaceuticals, Inc.                  10,988                   12,746
+ Inet Technologies, Inc.                         1,700                   11,475
+ InFocus Corporation                            11,866                  139,781
+ Infogrames, Inc.                                1,853                    5,059
+ Infonet Services Corporation (Class B)         10,600                   26,288
+ Informatica Corporation                        16,700                  118,403
+ Information Holdings Inc.                       3,618                   88,279
+ Information Resources, Inc.                     6,900                   64,784
+ Inforte Corp.                                   3,300                   32,736
+ infoUSA Inc.                                    5,761                   31,518
  Ingles Markets, Incorporated (Class A)          4,064                   51,532
+ Inhale Therapeutic Systems                     17,200                  163,228
+ Inktomi Corporation                            51,257                   45,106
  Innkeepers USA Trust                            6,792                   65,067
+ Input/Output, Inc.                             13,046                  117,414
+ Inrange Technologies Corporation (Class B)        100                      475
+ Insight Communications Company, Inc.           13,100                  153,663
+ Insight Enterprises, Inc.                      11,198                  282,078
+ Insignia Financial Group, Inc.                  5,672                   55,132

                                     18 & 19

                               Merrill Lynch Small Cap Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

  Master Small Cap Index Series (continued)
  ------------------------------------------------------------------------------
                                                Shares
  Issue                                          Held                  Value
================================================================================
Common Stocks (continued)

+ Insituform Technologies, Inc. (Class A)         7,438             $    157,537
+ Insurance Auto Auctions, Inc.                   3,965                   77,318
  Integra Bank Corporation                        4,474                  100,218
+ Integra LifeSciences Holdings                   6,200                  134,850
+ Integral Systems, Inc.                          1,900                   41,458
+ Integrated Defense Technologies, Inc.           1,300                   38,259
+ Integrated Electrical Services, Inc.            6,497                   40,606
+ Integrated Silicon Solution, Inc.               7,738                   69,023
  Inter Parfums, Inc.                             3,500                   24,325
+ The InterCept Group, Inc.                       4,943                  102,419
  Interchange Financial Services Corporation      2,400                   66,600
+ InterDigital Communications Corporation        15,841                  143,361
  Interface, Inc.                                12,721                  102,277
+ Intergraph Corp.                               15,387                  268,352
+ Interland, Inc.                                39,803                  138,514
+ Intermagnetics General Corporation              4,256                   85,971
  Intermet Corporation                            7,600                   81,624
+ InterMune Inc.                                  7,214                  152,215
  International Bancshares Corporation            5,980                  252,595
+ International Multifoods                        4,644                  120,744
+ International Specialty Products Inc.           2,365                   18,211
+ Internet Security Systems, Inc.                10,200                  133,824
  Interpool, Inc.                                 1,683                   29,049
+ Interpore International, Inc.                   3,100                   29,977
  Interstate Bakeries Corporation                11,828                  341,593
+ InterTAN, Inc.                                  6,779                   75,586
  Inter-Tel Inc.                                  6,077                  103,977
+ Intertrust Technologies Corporation            26,488                   79,729
+ Interwoven, Inc.                               34,400                  104,920
+ Intrado Inc.                                    5,200                  100,672
+ Intuitive Surgical, Inc.                        7,162                   60,662
  Invacare Corp.                                  7,622                  282,014
+ Inverness Medical Innovations, Inc.             1,200                   24,240
  Investors Real Estate Trust                     7,600                   81,016
+ InVision Technologies, Inc.                     3,900                   94,224
+ Iomega Corporation                             14,903                  191,504
+ Ionics, Inc.                                    5,067                  122,875
  Irwin Financial Corporation                     4,048                   81,365
+ Isis Pharmaceuticals, Inc.                     15,189                  144,447
+ Isle of Capri Casinos, Inc.                     5,875                  118,969
+ Itron, Inc.                                     6,082                  159,531
+ Ixia                                            6,229                   36,253
+ j2 Global Communications, Inc.                    500                    8,215
+ J & J Snack Foods Corp.                         1,800                   80,928
+ J.B. Hunt Transport Services, Inc.              5,494                  162,183
+ J. Jill Group Inc.                              3,908                  148,309
  The J.M. Smucker Company                        5,636                  192,357
+ JAKKS Pacific, Inc.                             7,561                  133,905
+ JDA Software Group, Inc.                        7,508                  212,176
  JDN Realty Corporation                         10,171                  127,138
  JLG Industries, Inc.                           10,798                  151,496
  JP Realty, Inc.                                 3,598                   95,887
+ Jack in the Box Inc.                           10,718                  340,832
+ Jarden Corp.                                    4,300                   85,140
  Jefferies Group, Inc.                           6,070                  255,547
+ Jo-Ann Stores Inc.                              4,700                  137,240
  John H. Harland Company                         9,082                  256,112
+ Johnson Outdoors Inc. (Class A)                 1,900                   31,977
+ Jones Lang Lasalle Inc.                         9,108                  224,968
+ Journal Register Co.                            6,833                  137,343
+ Joy Global Inc.                                13,800                  239,292
+ K2 Inc.                                         3,400                   34,850
  K-Swiss Inc. (Class A)                          3,448                   89,579
+ K-V Pharmaceutical Company (Class A)            5,200                  140,400
+ Kadant Inc.                                     2,470                   40,755
+ Kaiser Aluminum Corporation                     5,249                      525
  Kaman Corp. (Class A)                           6,494                  108,839
  Kansas City Life Insurance Company              1,042                   39,961
+ Kansas City Southern Industries, Inc.          16,876                  286,892
  Kaydon Corp.                                    8,026                  189,494
+ Keane, Inc.                                    15,558                  198,365
  Keithley Instruments, Inc.                      1,701                   24,562
  Kellwood Co.                                    6,782                  220,415
  Kelly Services, Inc. (Class A)                  4,968                  134,186
+ Kendle International Inc.                       4,000                   54,400
  Kennametal Inc.                                 9,503                  347,810
+ Kenneth Cole Productions, Inc. (Class A)        2,092                   59,308
+ Kensey Nash Corporation                         1,100                   17,820
+ Key Energy Services, Inc.                      26,498                  278,229
+ Key Production Company, Inc.                    3,337                   65,072
+ Keynote Systems, Inc.                           7,038                   51,518
+ Keystone Automotive Industries, Inc.            2,000                   38,060
  Keystone Property Trust                         3,304                   52,434
+ kforce.com, Inc.                                5,496                   32,701
  Kilroy Realty Corporation                       7,778                  208,062
  Kimball International (Class B)                 8,474                  138,889
+ Kindred Healthcare, Inc.                        3,700                  164,539
+ Kirby Corporation                               5,430                  132,764
+ Kmart Corporation                              36,900                   38,007
+ Knight Trading Group, Inc.                     26,200                  137,288
+ Knight Transportation, Inc.                     5,950                  137,981
  Koger Equity, Inc.                              6,648                  128,306
+ Kopin Corporation                              20,200                  133,320
+ Korn/Ferry International                       10,968                   99,809
+ Kos Pharmaceuticals, Inc.                       1,566                   31,868
+ Kosan Biosciences, Inc.                         3,300                   28,743
  Kramont Realty Trust                            5,400                   86,346
+ Kroll Inc.                                      6,900                  144,762
+ Kronos, Inc.                                    5,766                  175,800
+ Kulicke and Soffa Industries                   14,356                  177,871
+ Kyphon Inc.                                     2,700                   39,366
  The L.S. Starrett Company (Class A)             2,900                   73,225
  LNR Property Corp.                              6,544                  225,768
  LSB Bancshares, Inc.                            3,600                   73,332
  LSI Industries Inc.                             4,150                   76,236
  LTC Properties                                  1,400                   11,900
+ LTX Corporation                                13,203                  188,539
+ La Jolla Pharmaceutical Company                 9,900                   61,875
+ La Quinta Corp.                                42,700                  309,575
+ Labor Ready, Inc.                              14,222                   83,199
+ LabOne, Inc.                                    2,400                   62,376
  The Laclede Group, Inc.                         4,548                  106,787
+ Ladish Co., Inc.                                4,200                   51,240
  Lakeland Bancorp, Inc.                          3,264                   71,025
  Lakeland Financial Corporation                  2,300                   66,332
  Lance, Inc.                                     7,100                  103,518
  LandAmerica Financial Group, Inc.               5,499                  173,219
  Landauer, Inc.                                  1,778                   69,040
  Landry's Restaurants, Inc.                      6,396                  163,162
+ Landstar System, Inc.                           2,402                  256,654
+ Lannett Company, Inc.                           2,200                   22,440
  LaSalle Hotel Properties                        3,420                   53,865
+ Lattice Semiconductor Corporation              23,000                  199,870
  Lawson Products, Inc.                           1,447                   44,582
+ Lawson Software, Inc.                           1,900                   10,963
+ Learning Tree International, Inc.               3,930                   72,862
+ LeCroy Corporation                              1,500                   17,850
  Leeds Federal Bancshares, Inc.                  1,000                   31,970
+ Legato Systems, Inc.                           26,179                   94,244
+ LendingTree, Inc.                               2,800                   35,588
  Lennox International Inc.                      13,635                  245,294
+ Lexar Media, Inc.                              13,074                   55,826
+ Lexicon Genetics Incorporated                   7,905                   38,648
  Lexington Corporate Properties Trust            5,542                   91,443
  Libbey, Inc.                                    4,033                  137,525
+ Liberate Technologies, Inc.                    31,086                   82,036
  The Liberty Corporation                         4,554                  181,477
+ Liberty Livewire Corporation (Class A)          1,398                    4,110
+ Lifecore Biomedical, Inc.                       1,200                   13,608
+ Lifeline Systems, Inc.                          1,000                   26,340
+ Ligand Pharmaceuticals Incorporated (Class B)  15,316                  222,082
+ Lightbridge, Inc.                               9,691                   79,563
  Lincoln Electric Holdings, Inc.                 8,392                  225,745
  Lindsay Manufacturing Co.                       2,913                   67,436
+ Linens 'n Things, Inc.                         10,018                  328,691
+ Liquidmetal Technologies                        2,100                   24,360
+ Lithia Motors, Inc.                             2,400                   64,608
+ Littelfuse Inc.                                 5,060                  117,038
+ Local Financial Corp.                           5,400                   88,074
+ LodgeNet Entertainment Corporation              2,172                   31,275
  Lone Star Steakhouse & Saloon, Inc.             6,554                  154,609
+ Lone Star Technology                            8,358                  191,398
  Longs Drug Stores Corporation                   8,283                  234,326
  Longview Fibre Company                         14,921                  140,556
+ LookSmart, Ltd.                                14,300                   28,028
  Louisiana-Pacific Corporation                  28,209                  298,733
+ Luby's Cafeterias Inc.                          5,718                   37,624
  Lufkin Industries, Inc.                           800                   23,096
+ Luminex Corporation                             4,451                   33,427
+ Lydall, Inc.                                    2,900                   44,225
  M/I Schottenstein Homes, Inc.                   4,200                  158,256
  MAF Bancorp, Inc.                               6,069                  228,194
+ MAPICS, Inc.                                    1,300                    7,267
  MASSBANK Corp.                                  1,700                   60,146
+ MAXIMUS, Inc.                                   4,304                  136,437
  MB Financial, Inc.                              3,100                  103,726
  MCG Capital Corporation                         6,900                  115,299
+ MCSi, Inc.                                      6,138                   68,985
  MDC Holdings, Inc.                              5,267                  273,884
+ MEEMIC Holdings, Inc.                           1,100                   30,558
+ MEMC Electronic Materials, Inc.                 5,925                   28,144
+ MGI Pharma, Inc.                                6,802                   48,022
+ MIM Corporation                                 7,700                   93,093
+ MIPS Technologies, Inc. (Class A)              12,247                   75,564
+ MPS Group, Inc.                                25,105                  213,393
+ MRO Software, Inc.                              5,030                   57,241
+ MRV Communications, Inc.                       25,379                   38,830
+ MSC Industrial Direct Co., Inc. (Class A)       9,015                  175,793
+ MSC.Software Corp.                              7,000                   62,650
+ MTR Gaming Group, Inc.                          6,000                  100,200
  MTS Systems Corporation                         4,400                   55,220

                                     20 & 21

                               Merrill Lynch Small Cap Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

  Master Small Cap Index Series (continued)
  ------------------------------------------------------------------------------
                                                Shares
  Issue                                          Held                  Value
================================================================================
Common Stocks (continued)

  Macatawa Bank Corporation                       3,000             $     65,223
  MacDermid, Inc.                                 6,567                  141,191
  Macerich Company                               10,210                  316,510
+ Macromedia, Inc.                               16,171                  143,437
+ Macrovision Corporation                        11,500                  150,765
  Madison Gas & Electric Co.                      3,945                  109,868
+ Magellan Health Services, Inc.                  5,504                    5,504
+ Magma Design Automation, Inc.                   6,100                  102,480
+ Magna Entertainment Corp. (Class A)            10,600                   74,094
+ Magnetek, Inc.                                  4,037                   39,966
+ Magnum Hunter Resources, Inc.                  16,672                  131,542
+ Mail-Well, Inc.                                 6,760                   35,152
  Main Street Banks, Inc.                         1,900                   39,292
  MainSource Financial Group, Inc.                2,500                   60,475
+ Manhattan Associates, Inc.                      5,639                  181,350
  The Manitowoc Co., Inc.                         7,011                  248,820
+ ManTech International Corporation (Class A)     1,400                   33,586
  Manufactured Home Communities, Inc.             3,694                  129,659
+ Manufacturers' Services Limited                 2,200                   10,626
+ Manugistics Group, Inc.                        15,100                   92,261
+ MapInfo Corporation                             3,990                   36,309
  Marcus Corporation                              5,079                   84,565
  Marine Products Corp.                             100                    1,165
+ MarineMax, Inc.                                 1,000                   12,950
+ Martek Biosciences Corporation                  6,512                  136,231
+ Martha Stewart Living Omnimedia, Inc.
      (Class A)                                   4,082                   46,821
+ Marvel Enterprises, Inc.                        6,800                   37,264
  Massey Energy Company                          17,600                  223,520
+ MasTec, Inc.                                    5,100                   37,536
+ Material Sciences Corporation                   1,300                   18,226
+ Matria Healthcare, Inc.                           600                    4,932
+ MatrixOne, Inc.                                13,697                   82,319
  Matthews International Corporation (Class A)    7,273                  169,825
+ Mattson Technology, Inc.                        6,099                   28,177
+ Maui Land & Pineapple Company, Inc.             1,863                   37,633
+ Maverick Tube Corporation                      10,963                  164,445
+ Maxtor Corporation                             55,100                  249,052
+ Maxwell Shoe Company Inc. (Class A)             2,600                   41,210
+ Maxygen Inc.                                    6,801                   81,469
+ McAfee.com Corporation                          4,134                   60,522
+ McDATA Corporation (Class A)                   16,900                  148,889
  McGrath Rentcorp                                1,905                   49,378
+ Medarex, Inc.                                  18,800                  139,496
+ MedCath Corporation                             1,000                   17,100
+ The Med-Design Corporation                      3,326                   43,038
  Medford Bancorp, Inc.                           2,500                   87,075
+ Mediacom Communications Corporation            17,100                  133,209
+ Medical Staffing Network Holdings, Inc.         1,600                   39,200
+ The Medicines Company                           6,127                   75,546
+ Medis Technologies Ltd.                         4,660                   36,856
+ MedQuist Inc.                                   2,296                   61,120
+ MedSource Technologies, Inc.                    1,100                   13,475
+ MemberWorks Incorporated                        3,454                   64,003
+ The Men's Wearhouse, Inc.                       9,361                  238,706
  Mentor Corporation                              6,272                  230,239
+ Mentor Graphics Corporation                    17,800                  253,116
  Merchants Bancshares, Inc.                      1,900                   53,998
+ Mercury Computer Systems, Inc.                  6,756                  146,403
+ Meridian Medical Technologies, Inc.             1,300                   46,930
+ The Meridian Resource Corporation               9,211                   34,265
  Meristar Hospitality Corp.                     13,258                  202,185
+ Merit Medical Systems, Inc.                     4,300                   88,709
+ Meritage Corporation                            2,200                  100,430
+ Merix Corporation                               3,673                   31,514
+ Mesa Air Group, Inc.                            8,556                   78,715
+ Mesaba Holdings, Inc.                           2,744                   16,107
+ Mestek, Inc.                                    2,000                   38,200
+ MetaSolv, Inc.                                  6,208                   24,397
  Methode Electronics                             8,380                  107,013
  Metris Companies Inc.                           8,300                   68,973
+ Metro One Telecommunications, Inc.              6,392                   89,232
+ Micro General Corporation                       2,100                   35,049
+ Micromuse, Inc.                                19,800                   91,872
+ Micros Systems, Inc.                            4,799                  132,980
+ Microsemi Corporation                           9,245                   61,017
+ Microtune, Inc.                                12,109                  107,891
  Mid-America Apartment Communities, Inc.         3,929                  105,101
  Mid-Atlantic Realty Trust                       4,700                   82,720
  Mid-State Bancshares                            7,050                  136,065
+ Midas Group, Inc.                               3,042                   38,055
  Middlesex Water Company                         3,187                   83,722
  The Midland Company                               929                   46,887
+ Midway Games Inc.                               9,474                   80,529
  Midwest Banc Holdings, Inc.                     1,720                   51,411
+ Midwest Express Holdings                        2,630                   34,716
  Milacron Inc.                                   5,272                   53,511
  Millennium Chemicals Inc.                      17,840                  250,652
  Mills Corp.                                     6,381                  197,811
  Mine Safety Appliances Company                  1,842                   73,680
  Minerals Technologies, Inc.                     5,953                  293,602
  Mission West Properties Inc.                    4,200                   50,988
  Mississippi Valley Bancshares, Inc.             1,695                   87,682
+ Mobile Mini, Inc.                               4,371                   74,744
  Modine Manufacturing Co.                        8,294                  203,867
+ Modtech Holdings, Inc.                          1,000                   12,590
+ Molecular Devices Corporation                   4,437                   78,979
+ Monaco Coach Corporation                        6,924                  147,481
+ Monarch Casino & Resort, Inc.                   2,200                   32,626
+ Monolithic System Technology, Inc.              4,100                   45,141
+ Monro Muffler Brake, Inc.                         600                   13,650
+ Monterey Pasta Company                          1,600                   15,088
+ Moog Inc. (Class A)                             4,506                  193,217
+ Mossimo, Inc.                                     300                    2,691
+ Mothers Work, Inc.                                200                    7,860
  Movado Group, Inc.                              1,700                   42,755
+ Movie Gallery, Inc.                             5,715                  120,701
+ Mueller Industries, Inc.                        8,282                  262,954
+ Multimedia Games, Inc.                          3,400                   74,154
  Myers Industries, Inc.                          4,256                   72,948
+ Mykrolis Corporation                           12,900                  152,349
+ Myriad Genetics, Inc.                           7,500                  152,550
  NACCO Industries, Inc. (Class A)                1,487                   86,395
+ NATCO Group Inc.                                5,700                   49,590
  NBC Capital Corporation                         2,147                   81,586
  NBT Bancorp Inc.                                8,213                  148,409
+ NBTY Inc.                                      12,814                  198,361
+ NCI Building Systems, Inc.                      5,368                   95,550
+ NCO Group, Inc.                                 6,161                  134,187
  NDCHealth Corporation                           9,364                  261,256
+ NEON Communications, Inc.                       1,669                       50
+ NIC Inc.                                        1,200                    1,776
  NL Industries, Inc.                             2,434                   37,119
  NN, Inc.                                        3,165                   40,512
+ NPS Pharmaceuticals, Inc.                       8,223                  125,976
+ NS Group, Inc.                                  3,855                   36,815
  NUI Corporation                                 4,483                  123,283
+ NYFIX, Inc.                                     8,553                   72,701
  NYMAGIC, Inc.                                   1,700                   25,925
+ Nabi Biopharmaceuticals                         9,854                   52,906
+ Nanometrics Incorporated                        2,124                   33,727
+ NaPro Bio Therapeutics, Inc.                    9,200                   60,352
  Nara Bancorp, Inc.                              2,100                   48,321
  Nash-Finch Company                              3,477                  111,125
+ Nassda Corporation                                600                    7,422
+ Nastech Pharmaceutical Company                  1,300                   21,359
+ National Beverage Corp.                         1,895                   26,530
  National Health Investors, Inc.                 5,229                   83,664
  National Health Realty, Inc.                    2,800                   52,360
+ National Healthcare Corporation                 2,400                   48,600
  National Penn Bancshares, Inc.                  4,345                  113,839
  National Presto Industries, Inc.                1,350                   43,200
+ National Western Life Insurance Company
      (Class A)                                     462                   53,107
  Nationwide Health Properties, Inc.             15,359                  287,981
  Natures Sunshine Products, Inc.                 2,200                   24,882
+ Nautica Enterprises, Inc.                       7,666                   99,581
+ The Nautilus Group, Inc.                        8,663                  265,088
+ Navigant Consulting, Inc.                       9,023                   63,071
+ Navigant International, Inc.                    4,511                   69,785
+ The Navigators Group, Inc.                      2,000                   53,560
+ Neoforma, Inc.                                  1,100                   14,289
+ NeoPharm, Inc.                                  4,300                   54,051
+ Neose Technologies, Inc.                        4,363                   47,557
+ Net.B@nk, Inc.                                 14,211                  165,558
+ Net2Phone, Inc.                                 5,680                   24,254
+ Netegrity, Inc.                                 9,955                   61,323
+ NetFlix Inc.                                    2,400                   33,576
+ NetIQ Corporation                              11,474                  259,657
+ NetRatings, Inc.                                1,017                    9,306
+ Netro Corporation                              16,101                   36,710
+ NetScout Systems, Inc.                          3,285                   22,404
+ NetScreen Technologies, Inc.                    1,600                   14,688
+ Network Plus Corp.                              3,033                        3
+ Neurocrine Biosciences, Inc.                    8,632                  247,307
+ Neurogen Corporation                            2,898                   33,878
  New Century Financial Corporation               5,200                  181,844
  New England Business Services, Inc.             2,507                   63,026
+ New Focus, Inc.                                17,168                   50,989
  New Jersey Resources Corporation                7,874                  235,039
+ Newpark Resources, Inc.                        20,920                  153,762
  Newport Corporation                            11,035                  172,808
+ NewPower Holdings, Inc.                         9,946                      189
+ Next Level Communications, Inc.                11,400                   11,514
+ NextCard, Inc.                                  7,215                      123
+ Nextel Partners, Inc.                          16,100                   43,792
  Nordson Corporation                             6,310                  155,605
+ Nortek, Inc.                                    2,930                  132,143
  North Pittsburgh Systems, Inc.                  4,321                   69,525

                                     22 & 23

                               Merrill Lynch Small Cap Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

  Master Small Cap Index Series (continued)
  ------------------------------------------------------------------------------
                                                Shares
  Issue                                          Held                  Value
================================================================================
Common Stocks (continued)

  Northwest Bancorp, Inc.                         2,667             $     35,231
  Northwest Natural Gas Company                   7,399                  212,721
+ Northwest Pipe Company                          2,700                   63,207
  Northwestern Corporation                        9,191                  155,787
+ Novadigm, Inc.                                  5,828                   42,370
  Novastar Financial, Inc.                        3,700                  132,275
+ Novell, Inc.                                  100,676                  323,170
+ Noven Pharmaceuticals, Inc.                     6,531                  166,541
+ Nu Horizons Electronics Corp.                   2,500                   20,725
  Nu Skin Enterprises, Inc. (Class A)            11,526                  167,703
+ Nuance Communications Inc.                      6,134                   25,640
+ Nuevo Energy Company                            4,611                   72,854
+ Numerical Technologies, Inc.                    4,309                   17,214
+ O'Charley's Inc.                                5,484                  138,745
+ OMEGA Healthcare Investors, Inc.                2,200                   16,676
+ ON Semiconductor Corporation                    6,200                   12,772
  ONEOK, Inc.                                    16,491                  361,977
+ ONYX Software Corporation                       9,673                   32,695
+ OPNET Technologies, Inc.                        1,500                   13,440
+ OSI Pharmaceuticals, Inc.                       9,900                  240,669
+ OSI Systems, Inc.                               2,500                   49,575
+ Oak Technology, Inc.                           15,268                   69,164
+ Oakley, Inc.                                    6,300                  109,620
+ Oceaneering International, Inc.                 7,404                  199,908
  OceanFirst Financial Corp.                      2,596                   62,667
+ Octel Corp.                                     2,000                   50,700
+ Ocular Sciences, Inc.                           5,614                  148,771
+ Ocwen Financial Corporation                     7,965                   43,808
+ Odyssey Healthcare, Inc.                        3,900                  141,375
  Odyssey Re Holdings Corp.                       6,200                  107,818
+ OfficeMax, Inc.                                31,100                  183,179
+ Offshore Logistics, Inc.                        6,585                  157,316
+ Ohio Casualty Corporation                      15,815                  330,534
+ Oil States International, Inc.                  2,900                   34,510
  Old Second Bancorp, Inc.                        1,888                   69,365
  Olin Corporation                               12,558                  278,160
  Omega Financial Corporation                     2,441                   89,121
+ Omnicell, Inc.                                  2,100                   14,679
+ OmniSky Corporation                               300                        0
+ OmniVision Technologies, Inc.                   4,800                   68,352
+ Omnova Solutions Inc.                           9,895                   83,118
+ On Assignment, Inc.                             7,025                  125,045
  Oneida Ltd.                                     4,164                   79,741
+ Onyx Pharmaceuticals, Inc.                      3,500                   20,195
+ Openwave Systems Inc.                          48,300                  270,963
+ Oplink Communications, Inc.                    29,919                   21,841
+ Optical Communication Products, Inc.            1,283                    1,565
+ Option Care, Inc.                               4,881                   67,065
+ OraSure Technologies, Inc.                      6,059                   39,384
+ Orbital Sciences Corporation                   11,035                   87,949
+ Oregon Steel Mills, Inc.                        6,071                   36,426
  Oriental Financial Group Inc.                   2,677                   67,889
+ OrthoLogic Corp.                                6,000                   33,180
  OshKosh B'Gosh, Inc. (Class A)                  3,002                  130,557
  Oshkosh Truck Corporation                       4,363                  257,897
+ Osmonics, Inc.                                  1,800                   28,620
  Otter Tail Company                              6,486                  204,439
+ Overland Storage, Inc.                          3,100                   48,980
  Overseas Shipholding Group, Inc.                7,898                  166,490
+ Overstock.com, Inc.                             1,700                   23,885
+ Overture Services, Inc.                        14,253                  356,040
  Owens & Minor, Inc.                             9,898                  195,584
  Oxford Industries, Inc.                         1,521                   42,588
+ P.A.M. Transportation Services, Inc.              200                    4,804
+ P.F. Chang's China Bistro, Inc.                 5,308                  166,777
  P.H. Glatfelter Company                         2,901                   54,539
+ PAREXEL International Corporation               8,097                  112,629
+ PC Connection, Inc.                             1,059                    4,342
+ PC-Tel, Inc.                                    5,826                   39,436
+ PDF Solutions, Inc.                             2,300                   16,813
+ PDI, Inc.                                       2,421                   37,501
+ PEC Solutions, Inc.                             1,777                   42,506
  PFF Bancorp, Inc.                               2,944                  113,050
+ PICO Holdings, Inc.                             3,297                   54,631
+ PLATO Learning, Inc.                            6,400                   63,168
+ PLX Technology, Inc.                            4,986                   21,191
  PMA Capital Corporation (Class A)               6,506                  137,602
  PNM Resources Inc.                             10,519                  254,560
+ POZEN Inc.                                      8,800                   45,232
+ PRAECIS Pharmaceuticals Incorporated           18,817                   65,483
+ PRG-Schultz International, Inc.                11,413                  140,494
+ PRIMEDIA Inc.                                  35,100                   42,822
  PS Business Parks, Inc.                         2,508                   87,655
+ PSS World Medical, Inc.                        20,773                  168,261
+ PTEK Holdings, Inc.                            11,000                   63,030
  Pacific Capital Bancorp                        13,033                  311,228
+ Pacific Gulf Resources                          4,517                    4,517
  Pacific Northwest Bancorp                       5,108                  159,983
+ Pacific Sunwear of California, Inc.             8,768                  194,387
+ Pacific Union Bank                              4,400                   76,912
+ PacifiCare Health Systems, Inc.                10,100                  274,720
+ Packeteer, Inc.                                 6,507                   28,761
+ Pain Therapeutics, Inc.                         4,600                   38,456
+ Palm Harbor Homes, Inc.                         4,105                   81,521
+ Palm, Inc.                                    160,500                  282,480
  Pan Pacific Retail Properties, Inc.            10,328                  353,011
+ Panera Bread Company (Class A)                  6,400                  222,400
+ Papa John's International, Inc.                 4,548                  151,858
+ Paradyne Networks, Inc.                         4,000                   15,840
+ Parametric Technology Corporation              78,700                  269,941
  Park Electrochemical Corp.                      4,949                  131,149
+ Parker Drilling Company                        22,581                   73,840
+ ParkerVision, Inc.                              1,869                   35,847
  Parkvale Financial Corporation                  2,200                   63,008
  Parkway Properties, Inc.                        1,804                   65,630
+ Partners Trust Financial Group, Inc.              700                   11,200
+ Party City Corporation                          2,700                   44,010
+ Pathmark Stores, Inc.                           9,842                  185,128
  Patina Oil & Gas Corporation                    7,626                  209,181
+ Paxar Corporation                               9,282                  155,474
+ Paxson Communications Corporation               8,968                   49,324
+ Payless ShoeSource, Inc.                        6,100                  351,665
  Peapack-Gladstone Financial Corporation         1,200                   73,440
+ Pediatrix Medical Group, Inc.                   6,900                  172,500
+ Peets Coffee & Tea Inc.                         3,400                   62,594
+ Pegasus Systems, Inc.                           8,039                  140,683
+ Pegasystems Inc.                                  500                    4,510
  Penford Corporation                             1,000                   18,100
  Penn Engineering & Manufacturing Corp.          2,256                   39,300
+ Penn National Gaming, Inc.                      9,978                  181,101
+ The Penn Traffic Company                        1,100                   11,000
  Penn Virginia Corporation                       2,279                   88,835
  PennFed Financial Services, Inc.                1,400                   39,060
  PennRock Financial Services Corp.               1,100                   35,970
  Pennsylvania Real Estate Investment Trust       3,279                   88,894
  Penton Media, Inc.                              4,304                    9,254
+ Penwest Pharmaceuticals Co.                     3,100                   60,450
  Peoples Bancorp Inc.                            1,500                   44,580
  The Peoples Holding Company                     1,655                   67,855
  The Pep Boys-- Manny, Moe & Jack               14,010                  236,069
+ Per-Se Technologies, Inc.                       8,798                   80,933
+ Peregrine Pharmaceuticals, Inc.                24,855                   28,832
+ Pericom Semiconductor Corporation               5,693                   65,982
+ Perrigo Company                                19,115                  248,495
+ Petroleum Helicopters, Inc. (Voting Shares)     1,400                   46,816
+ PetroQuest Energy, Inc.                         5,486                   30,557
+ Pharmaceutical Resources, Inc.                  5,300                  147,234
+ Pharmacopeia, Inc.                              8,285                   70,580
+ Philadelphia Consolidated Holding Corp.         5,356                  242,841
  Phillips-Van Heusen Corporation                 6,754                  105,362
+ Phoenix Technologies Ltd.                       6,062                   60,620
+ Photon Dynamics, Inc.                           4,962                  148,860
+ Photronics, Inc.                                7,379                  139,758
  Piedmont Natural Gas Company, Inc.              8,941                  330,638
  Pilgrim's Pride Corporation                     2,969                   41,566
+ Pinnacle Entertainment, Inc.                    6,964                   74,027
+ Pinnacle Holdings Inc.                         10,081                      101
+ Pinnacle Systems, Inc.                         17,991                  197,703
  Pioneer-Standard Electronics, Inc.             10,063                  104,555
+ Pixelworks, Inc.                                9,564                   80,242
+ Plains Resources Inc.                           6,950                  185,913
+ Planar Systems Inc.                             4,429                   85,258
+ Plantronics, Inc.                              10,010                  190,290
+ Playboy Enterprises, Inc.                       3,707                   47,264
+ Playtex Products, Inc.                          6,576                   85,159
+ Plexus Corporation                             11,261                  203,824
+ Plug Power Inc.                                 3,200                   25,312
+ PolyMedica Corporation                          3,157                   80,630
  PolyOne Corporation                            22,967                  258,379
+ Pomeroy Computer Resources, Inc.                1,700                   24,786
  Pope & Talbot, Inc.                             5,744                  107,585
  Port Financial Corp.                            1,399                   56,086
+ Portal Software, Inc.                          31,200                   23,400
+ Possis Medical, Inc.                            4,988                   61,597
  Post Properties, Inc.                          10,386                  313,242
  Potlatch Corporation                            8,097                  275,460
+ Powell Industries, Inc.                         1,931                   46,827
+ Power Integrations, Inc.                        7,632                  136,605
+ Power-One, Inc.                                13,700                   85,214
+ Powerwave Technologies, Inc.                   17,377                  159,173
+ PracticeWorks, Inc.                             3,800                   70,110
+ Pre-Paid Legal Services, Inc.                   4,448                   88,515
  Prentiss Properties Trust                       8,250                  261,938
  Presidential Life Corporation                   5,993                  121,478
+ Presstek, Inc.                                  8,940                   35,760
+ Price Communications Corporation               14,004                  224,064
+ Price Legacy Corporation                        9,900                   38,115
+ Priceline.com Incorporated                     36,800                  102,672
+ PriceSmart, Inc.                                1,116                   43,022
+ Prima Energy Corporation                        2,943                   67,071

                                     24 & 25

                               Merrill Lynch Small Cap Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

  Master Small Cap Index Series (continued)
  ------------------------------------------------------------------------------
                                                Shares
  Issue                                          Held                  Value
================================================================================
Common Stocks (continued)

+ Prime Hospitality Corp.                        13,090             $    170,039
+ Prime Medical Services, Inc.                    5,300                   61,586
+ The Princeton Review, Inc.                      2,500                   22,850
+ Priority Healthcare Corporation (Class B)       7,600                  178,600
+ Private Media Group, Inc.                       7,217                   20,641
  PrivateBancorp, Inc.                            1,800                   54,270
+ ProAssurance Corporation                        5,023                   88,405
+ ProBusiness Services, Inc.                      5,791                   84,369
+ Progress Software Corporation                  10,208                  150,660
+ Projenics Pharmaceuticals, Inc.                 1,500                   18,435
+ ProQuest Company                                4,074                  144,423
  Prosperity Bancshares, Inc.                     1,900                   34,616
+ Protection One, Inc.                            3,300                    9,075
+ Protein Design Labs, Inc.                      24,500                  266,070
+ Proton Energy Systems, Inc.                     8,934                   28,678
  Provident Bancorp, Inc.                           900                   25,236
  Provident Bancshares Corporation                7,514                  178,007
+ Province Healthcare Company                    13,336                  298,193
+ Proxim Corporation (Class A)                   32,834                   98,469
+ ProxyMed, Inc.                                    600                   12,390
  Pulitzer Inc.                                   3,055                  158,555
+ Pure Resources, Inc.                            3,984                   82,867
+ Q-Med, Inc.                                       800                    6,688
+ QRS Corporation                                 2,928                   22,809
+ QuadraMed Corporation                           5,800                   40,542
  Quaker Chemical Corporation                     1,800                   44,100
+ Quaker City Bancorp, Inc.                       1,200                   49,704
+ Quaker Fabric Corporation                       4,602                   71,326
  Quanex Corporation                              4,405                  192,499
+ Quanta Services, Inc.                          10,500                  103,635
+ Quantum Corporation--DLT &
      Storage Systems                            35,700                  149,940
+ Quest Software, Inc.                            9,800                  142,394
+ Quicksilver Resources Inc.                      2,810                   72,639
+ Quidel Corporation                              4,600                   31,694
+ Quiksilver, Inc.                                6,275                  155,620
  Quixote Corporation                             1,900                   32,205
+ Quovadx, Inc.                                   4,000                   25,120
  R & G Financial Corporation (Class B)           4,941                  117,151
+ R.H. Donnelley Corporation                      7,533                  210,698
  RAIT Investment Trust                           3,600                   85,428
+ RARE Hospitality International, Inc.            5,718                  153,929
+ RCN Corporation                                16,900                   22,984
+ REMEC, Inc.                                    13,059                   73,261
+ REX Stores Corporation                          1,400                   19,334
  RFS Hotel Investors, Inc.                       9,020                  122,131
  RLI Corp.                                       1,477                   75,327
+ RMH Teleservices, Inc.                          2,200                   15,114
  RPC, Inc.                                       3,200                   37,760
+ RSA Security Inc.                              10,200                   49,062
+ RTI International Metals, Inc.                  4,013                   48,758
+ Racing Champions Ertl Corporation               3,200                   56,768
+ Radiant Systems, Inc.                           4,357                   56,772
+ Radiologix, Inc.                                4,300                   65,575
+ RadiSys Corporation                             4,042                   47,008
+ RailAmerica, Inc.                               7,802                   84,418
+ Rainbow Technologies, Inc.                      6,923                   34,061
+ Raindance Communications, Inc.                  9,600                   55,200
+ Ralcorp Holdings, Inc.                          8,682                  271,313
+ Rambus Inc.                                    23,084                   94,414
  Ramco-Gershenson Properties Trust               1,300                   26,195
+ Range Resources Corporation                    11,237                   62,927
+ Rayovac Corporation                            10,364                  192,045
+ Raytech Corporation                             9,200                   83,260
+ Read-Rite Corporation                          35,290                   16,939
  Realty Income Corporation                       9,039                  333,720
+ Red Hat, Inc.                                  30,697                  180,191
+ Redback Networks Inc.                          45,200                   80,908
  Redwood Trust, Inc.                             3,895                  122,693
  Regal-Beloit Corporation                        6,751                  164,117
+ Regeneron Pharmaceuticals, Inc.                10,419                  151,180
+ Regent Communications, Inc.                     7,271                   51,326
  Regis Corporation                              13,335                  360,298
+ Register.com, Inc.                              7,200                   54,864
+ RehabCare Group, Inc.                           4,495                  108,015
  Reliance Steel & Aluminum Co.                   6,947                  211,884
+ RemedyTemp, Inc. (Class A)                      2,800                   50,960
+ Remington Oil & Gas Corporation                 7,120                  141,830
+ Renaissance Learning, Inc.                      2,549                   51,541
+ Rent-Way, Inc.                                  6,178                   79,820
  Republic Bancorp, Inc.                         13,876                  207,307
  Republic Bancorp, Inc. (Class A)                3,909                   46,087
+ Republic Bancshares, Inc.                       2,534                   51,111
+ Res-Care, Inc.                                  1,400                    9,268
+ Research Frontiers Incorporated                 2,304                   34,240
+ ResMed Inc.                                     8,300                  244,020
  Resource America, Inc. (Class A)                4,349                   45,838
+ Resources Connection, Inc.                      4,716                  127,285
+ Respironics, Inc.                               9,190                  312,920
+ Restoration Hardware, Inc.                      6,500                   57,525
+ Retek Inc.                                     14,500                  352,350
+ Revlon, Inc. (Class A)                          5,037                   24,933
  Richardson Electronics, Ltd.                      200                    2,146
+ Rigel Pharmaceuticals, Inc.                     4,900                   17,885
  Riggs National Corporation                      4,101                   61,146
+ Right Management Consultants, Inc.              3,910                  102,829
+ Rita Medical Systems, Inc.                      1,600                   16,192
+ Riverstone Networks, Inc.                      39,400                  123,322
  Riviana Foods Inc.                              1,787                   45,317
  Roadway Express, Inc.                           4,031                  144,834
  Roanoke Electric Steel Corporation              4,300                   66,392
  Robbins & Myers, Inc.                           3,312                   86,278
+ The Robert Mondavi Corporation (Class A)        3,342                  114,397
  Rock-Tenn Company (Class A)                     3,280                   60,188
+ Rogers Corporation                              4,555                  124,397
  Rollins, Inc.                                   4,112                   83,638
  Roper Industries, Inc.                          8,521                  317,833
+ Roxio, Inc.                                     6,396                   46,051
  Royal Bancshares of Pennsylvania, Inc.          2,029                   43,441
  Royal Gold, Inc.                                5,200                   71,032
  Ruddick Corporation                             9,169                  155,506
+ Rudolph Technologies, Inc.                      3,173                   79,103
  Russ Berrie and Company, Inc.                   2,947                  104,324
  Russell Corporation                             7,417                  142,777
+ Ryan's Family Steak Houses, Inc.               13,200                  174,372
  Ryerson Tull, Inc.                              4,893                   56,906
  S&T Bancorp, Inc.                               6,863                  185,301
  S.Y. Bancorp, Inc.                              1,300                   53,235
+ S1 Corporation                                 20,622                  152,397
+ SBS Technologies, Inc.                          3,988                   48,849
+ SCM Microsystems, Inc.                          4,534                   60,665
+ SCP Pool Corporation                            6,673                  185,242
+ SEACOR SMIT Inc.                                5,008                  237,129
  SEMCO Energy, Inc.                              6,487                   58,707
+ SERENA Software, Inc.                           5,097                   69,815
+ SIPEX Corporation                               5,761                   28,166
+ SITEL Corporation                              16,488                   52,102
  SJW Corp.                                         558                   45,198
  SL Green Realty Corp.                           7,232                  257,821
+ SONICblue Incorporated                         24,932                   25,680
+ SOURCECORP, Incorporated                        4,453                  118,005
+ SPS Technologies, Inc.                          3,044                  116,189
+ SPSS Inc.                                       2,589                   40,233
+ SRA International, Inc. (Class A)               2,000                   53,960
+ SS&C Technologies, Inc.                         1,100                   15,433
  SWS Group, Inc.                                 3,904                   76,596
+ Safeguard Scientifics, Inc.                    28,147                   56,294
+ Saga Communications, Inc. (Class A)             3,433                   77,243
+ Salem Communications Corporation (Class A)      2,683                   66,726
+ Salix Pharmaceuticals, Ltd.                     4,300                   65,618
+ Salton, Inc.                                    3,696                   53,038
+ Sanchez Computer Associates, Inc.               2,699                   12,038
  Sanderson Farms, Inc.                           1,500                   37,515
+ SanDisk Corporation                            16,400                  203,360
  Sandy Spring Bancorp, Inc.                      3,514                  112,975
+ Sangamo Biosciences, Inc.                       2,300                   13,524
+ SangStat Medical Corporation                    8,339                  191,630
  Santander BanCorp                               1,235                   21,057
+ Sapient Corporation                            30,192                   32,004
  Sauer-Danfoss, Inc.                             2,273                   25,821
  Saul Centers, Inc.                              2,322                   60,140
+ Saxon Capital, Inc.                             9,200                  149,684
+ ScanSoft, Inc.                                 16,600                  122,840
+ ScanSource, Inc.                                1,400                   85,974
  Schawk, Inc.                                    4,400                   47,080
  Schnitzer Steel Industries, Inc. (Class A)      2,200                   49,104
+ School Specialty, Inc.                          4,954                  131,578
  Schweitzer-Manduit International, Inc.          4,320                  106,272
+ Scientific Games Corporation                    8,300                   65,902
+ Scios Inc.                                     13,000                  397,930
  Seaboard Corporation                               12                    2,981
+ SeaChange International, Inc.                   7,908                   69,432
  Seacoast Banking Corporation of Florida         1,050                   60,617
  Seacoast Financial Services Corporation         7,902                  198,103
+ Seattle Genetics, Inc.                          2,000                   10,420
  Second Bancorp, Incorporated                    2,317                   63,254
+ Secure Computing Corporation                    9,788                   73,899
+ SeeBeyond Technology Corporation               14,727                   45,654
+ Select Medical Corporation                      3,900                   61,074
  Selective Insurance Group, Inc.                 7,411                  209,954
+ Seminis, Inc. (Class A)                         7,700                   28,028
+ Semitool, Inc.                                  3,441                   28,079
  Senior Housing Properties Trust                11,714                  183,910
  Sensient Technologies Corporation              12,657                  288,073
+ Sepracor Inc.                                  18,900                  180,495
+ Sequa Corporation (Class A)                     1,465                   95,796
+ Sequenom Inc.                                   9,081                   32,056
+ Serologicals Corporation                        7,172                  131,176
+ Service Corporation International              81,200                  392,196
+ Sharper Image Corporation                       2,600                   52,390
  Shenandoah Telecommunications Company             500                   26,860

                                     26 & 27

                               Merrill Lynch Small Cap Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

  Master Small Cap Index Series (continued)
  ------------------------------------------------------------------------------
                                                Shares
  Issue                                          Held                  Value
================================================================================
Common Stocks (continued)

+ Shoe Carnival, Inc.                             1,200             $     25,608
+ ShopKo Stores, Inc.                             9,198                  185,800
+ Shuffle Master, Inc.                            6,100                  112,057
  Shurgard Storage Centers, Inc. (Class A)        9,189                  318,858
+ Sierra Health Services, Inc.                    7,826                  174,911
  Sierra Pacific Resources                       31,577                  246,301
+ Silgan Holdings Inc.                            3,400                  137,496
+ Silicon Graphics, Inc.                         55,207                  162,309
+ Silicon Image, Inc.                            18,176                  111,237
+ Silicon Laboratories Inc.                       7,100                  192,126
+ Silicon Storage Technology, Inc.               20,958                  163,472
+ Siliconix Incorporated                          1,700                   47,090
  Simmons First National Corporation
      (Class A)                                   2,100                   89,439
+ Simpson Manufacturing Co., Inc.                 2,133                  121,858
+ Sinclair Broadcast Group, Inc. (Class A)       10,064                  145,314
+ Sirius Satellite Radio Inc.                    22,927                   86,412
+ Skechers U.S.A., Inc. (Class A)                 4,855                  104,917
+ SkillSoft Corporation                           4,232                   33,221
  Skyline Corporation                             1,401                   46,233
+ Skyworks Solutions, Inc.                       14,633                   81,213
+ Smart & Final Inc.                              2,629                   20,506
+ Sola International Inc.                         6,300                   72,450
  Solutia Inc.                                   28,254                  198,343
+ Somera Communications, Inc.                    11,274                   80,496
+ Sonic Corp.                                    10,576                  332,192
+ Sonic Innovations, Inc.                         1,200                    8,484
+ SonicWALL, Inc.                                13,941                   69,984
+ SonoSite, Inc.                                  5,215                   75,252
+ Sonus Networks, Inc.                           58,700                  118,574
+ Sotheby's Holdings, Inc. (Class A)             11,736                  167,238
+ SoundView Technology Group, Inc.               21,644                   36,795
  The South Financial Group, Inc.                12,638                  283,205
  South Jersey Industries, Inc.                   3,266                  110,228
  Southern Peru Limited                           4,302                   64,487
+ Southern Union Company                         10,256                  174,352
  Southwest Bancorp, Inc.                         2,400                   65,354
+ Southwest Bancorporation of Texas, Inc.         8,824                  319,605
  Southwest Gas Corporation                       8,590                  212,603
  Southwest Water Company                         3,900                   73,827
+ Southwestern Energy Company                     7,424                  112,771
  Sovran Self Storage, Inc.                       3,604                  123,149
+ Spanish Broadcasting System, Inc.
      (Class A)                                  11,684                  116,840
  Spartan Motors, Inc.                            3,800                   58,216
  Spartech Corporation                            5,054                  137,620
+ Specialty Laboratories, Inc.                    1,824                   15,322
+ SpectraLink Corporation                         4,280                   45,539
+ Spectrian Corporation                           4,481                   46,468
+ SpeechWorks International Inc.                  5,576                   20,514
+ SpeedFam-IPEC, Inc.                             5,200                   27,248
+ Speedway Motorsports, Inc.                      3,155                   80,232
+ Spherion Corporation                           17,129                  203,835
  Spiegel, Inc. (Class A)                         8,960                    6,541
+ Spinnaker Exploration Company                   6,187                  222,856
+ The Sports Authority, Inc.                      8,400                   95,424
+ Sports Resorts International, Inc.              4,900                   26,460
  St. Francis Capital Corporation                 2,100                   52,059
  St. Mary Land & Exploration Company             8,926                  213,590
+ Stage Stores, Inc.                              5,300                  184,122
+ Stamps.com Inc.                                10,207                   45,217
  Standard Commercial Corporation                 2,200                   47,740
+ Standard Microsystems Corporation               4,960                  117,106
  Standard Motor Products, Inc.                   1,900                   32,205
  Standard Pacific Corp.                          9,330                  327,296
  The Standard Register Company                   4,345                  148,556
  Standex International Corporation               3,131                   78,588
+ Stanley Furniture Company, Inc.                   800                   21,400
+ StarMedia Network, Inc.                         8,765                      351
+ StarTek, Inc.                                   2,340                   62,572
  State Auto Financial Corporation                2,412                   39,557
  State Bancorp, Inc.                             3,300                   57,915
  Staten Island Bancorp, Inc.                    15,984                  306,893
+ Station Casinos, Inc.                           8,821                  157,455
+ The Steak 'n Shake Company                      5,328                   83,383
+ Steel Dynamics, Inc.                           10,397                  171,239
+ Stein Mart, Inc.                                5,524                   65,570
+ Steinway Musical Instruments, Inc.              1,200                   25,680
  Stepan Company                                  1,755                   49,596
+ Stericycle, Inc.                                9,784                  346,451
  Sterling Bancorp                                1,940                   69,258
  Sterling Bancshares, Inc.                      12,576                  185,748
  Sterling Financial Corporation (PA)             3,950                   98,592
+ Sterling Financial Corporation (Spokane)        2,300                   44,758
+ Steve Madden, Ltd.                              3,612                   71,622
  Stewart & Stevenson Services, Inc.              9,424                  167,182
+ Stewart Enterprises, Inc. (Class A)            24,824                  158,129
+ Stewart Information Services Corporation        3,722                   76,487
+ Stillwater Mining Company                      11,317                  184,241
+ Stone Energy Corporation                        6,678                  268,790
+ Stoneridge, Inc.                                3,487                   65,207
+ StorageNetworks, Inc.                          26,200                   51,588
+ Stratos Lightwave, Inc.                        21,217                   33,947
+ Strattec Security Corporation                     700                   38,724
  Strayer Education, Inc.                         2,492                  158,491
  The Stride Rite Corporation                    11,535                   92,280
  Sturm, Ruger & Company, Inc.                    5,678                   80,344
  Suffolk Bancorp                                 2,700                   98,550
  Summit Bancshares, Inc.                         2,400                   58,296
  Summit Properties Inc.                          6,419                  149,884
  Sun Bancorp, Inc.                               2,400                   58,776
+ Sun Bancorp, Inc. (NJ)                          3,400                   47,226
  Sun Communities, Inc.                           4,043                  168,795
+ Sunrise Assisted Living, Inc.                   5,237                  140,352
+ SuperGen, Inc.                                  8,582                   62,305
+ Superior Energy Services, Inc.                 11,905                  120,836
  Superior Financial Corp.                        3,100                   59,365
  Superior Industries International, Inc.         5,899                  272,121
+ Supertex, Inc.                                  1,867                   32,897
+ SureBeam Corporation (Class A)                  3,586                   19,580
  SureWest Communications                         3,300                  175,329
+ SurModics, Inc.                                 4,363                  113,394
  Susquehanna Bancshares, Inc.                   11,104                  252,172
+ Swift Energy Company                            7,917                  125,009
+ Sybron Dental Specialties, Inc.                10,500                  194,250
+ Sycamore Networks, Inc.                        46,500                  179,490
+ Sykes Enterprises, Incorporated                 5,761                   44,296
+ Sylvan Learning System, Inc.                   10,128                  201,952
+ Symyx Technologies                              6,679                   92,972
+ Synaptics Incorporated                            600                    4,524
+ Syncor International Corporation                5,606                  176,589
+ Synplicity, Inc.                                5,300                   24,274
+ Syntel, Inc.                                      883                   10,914
+ Syntroleum Corporation                          8,809                   25,370
+ Sypris Solutions, Inc.                            600                   10,932
+ Systems & Computer Technology Corporation       8,992                  121,482
+ TALK America Holdings, Inc.                    24,000                   99,120
  TALX Corporation                                4,320                   81,907
+ TBC Corporation                                 4,700                   74,636
+ TETRA Technologies, Inc.                        4,661                  123,750
+ THQ Inc.                                       11,425                  340,694
+ TIBCO Software Inc.                            21,100                  117,316
+ TRC Companies, Inc.                             2,500                   51,375
+ TTM Technologies, Inc.                          2,200                   11,528
+ Take-Two Interactive Software, Inc.            11,014                  226,778
  Tanger Factory Outlet Centers, Inc.             1,561                   46,050
+ Tanox, Inc.                                     6,945                   75,214
  Taubman Centers, Inc.                           9,708                  148,047
+ Techne Corporation                             12,629                  356,390
+ Technical Olympic USA, Inc.                       300                    4,761
  Technitrol, Inc.                               10,761                  250,731
  Tecumseh Products Company (Class A)             4,828                  256,270
+ Tejon Ranch Co.                                 1,315                   42,869
+ Tekelec                                        14,900                  119,647
+ Teledyne Technologies Incorporated              8,834                  182,069
+ TeleTech Holdings, Inc.                        11,389                  108,651
+ Telik, Inc.                                     8,532                  106,650
+ Tellium, Inc.                                  12,300                   11,439
  Tennant Company                                 2,637                  104,425
+ Tenneco Automotive Inc.                         8,800                   58,080
+ Terayon Communication Systems, Inc.            18,976                   25,238
+ Terex Corporation                              10,643                  239,361
+ Terra Industries, Inc.                         17,800                   37,024
+ Tesoro Petroleum Corporation                   20,765                  160,929
+ Tetra Tech, Inc.                               15,831                  232,716
+ Texas Biotechnology Corporation                 9,796                   38,204
  Texas Industries, Inc.                          6,145                  193,506
  Texas Regional Bancshares, Inc. (Class A)       4,712                  233,758
+ Theragenics Corporation                         6,932                   58,437
+ Therasense, Inc.                                7,100                  131,137
+ Therma-Wave Inc.                                8,331                   94,890
  Thomas & Betts Corporation                     13,652                  253,927
  Thomas Industries Inc.                          3,999                  115,171
  Thomas Nelson, Inc.                               900                    9,504
  Thor Industries, Inc.                           2,221                  158,268
+ Thoratec Laboratories Corporation              12,747                  114,596
  Thornburg Mortgage, Inc.                       12,100                  238,128
+ Three-Five Systems, Inc.                        5,156                   58,778
  Three Rivers Bancorp, Inc.                      1,300                   23,153
+ Tier Technologies, Inc. (Class B)               5,100                   90,882
+ Time Warner Telecom Inc. (Class A)             16,700                   28,056
+ TiVo Inc.                                       5,894                   21,867
+ Toll Brothers, Inc.                             1,100                   32,230
+ Tollgrade Communications, Inc.                  3,741                   54,880
+ Tom Brown, Inc.                                10,415                  295,265
  Tompkins Trustco, Inc.                          1,700                   82,790
+ Too Inc.                                        9,166                  282,313
+ The Topps Company, Inc.                        10,791                  108,557
  The Toro Company                                3,599                  204,567
+ Touch America Holdings, Inc.                   30,394                   83,584
+ Tower Automotive, Inc.                         16,471                  229,770

                                     28 & 29

                               Merrill Lynch Small Cap Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

  Master Small Cap Index Series (continued)
  ------------------------------------------------------------------------------
                                                Shares
  Issue                                          Held                  Value
================================================================================
Common Stocks (continued)

  Town & Country Trust                            3,163             $     70,851
+ Tractor Supply Company                          2,200                  156,178
+ Trammell Crow Company                           6,978                  100,832
+ Trans World Entertainment Corporation           5,730                   33,406
+ Transaction Systems Architects, Inc.
      (Class A)                                  10,485                  123,304
+ Transcontinental Realty Investors, Inc.         2,100                   41,622
+ Transkaryotic Therapies, Inc.                   8,140                  293,447
+ Transmeta Corporation                          36,600                   86,010
+ TransMontaigne Inc.                             8,031                   48,588
  Tredegar Corporation                            6,545                  158,062
  Tremont Corporation                             1,100                   32,780
+ Trex Company, Inc.                              1,509                   47,383
+ Triad Guaranty Inc.                             2,276                   99,074
+ Triangle Pharmaceuticals, Inc.                  9,106                   24,677
+ Triarc Companies, Inc.                          3,825                  105,570
  TriCo Bancshares                                2,300                   60,904
+ Trico Marine Services, Inc.                     7,706                   52,324
+ Trikon Technologies, Inc.                       2,800                   25,172
+ Trimble Navigation Limited                      8,304                  128,712
+ Trimeris, Inc.                                  4,138                  183,686
  Trinity Industries, Inc.                       11,450                  237,244
+ TriPath Imaging, Inc.                           9,032                   39,470
+ Tripos, Inc.                                    2,700                   58,860
+ TriQuint Semiconductor, Inc.                   36,136                  231,632
+ Triton PCS Holdings, Inc. (Class A)             3,300                   12,870
+ Triumph Group, Inc.                             4,579                  204,223
+ The TriZetto Group, Inc.                        7,208                   61,628
+ Tropical Sportswear Int'l Corporation           1,900                   42,161
  Troy Financial Corporation                      1,645                   49,515
  TrustCo Bank Corp NY                           20,216                  266,245
  The Trust Company of New Jersey                 5,380                  138,261
+ Tuesday Morning Corporation                     1,890                   35,078
+ Tularik Inc.                                   12,795                  117,330
  Tupperware Corporation                         15,974                  332,099
+ Turnstone Systems, Inc.                         7,886                   29,415
+ Tweeter Home Entertainment Group, Inc.          6,430                  105,066
+ Tyler Technologies, Inc.                        6,400                   34,048
+ U.S. Concrete, Inc.                             8,600                   56,502
+ U.S. Industries, Inc.                          22,750                   78,488
+ U.S. Physical Therapy, Inc.                     3,650                   74,132
  U.S. Restaurant Properties, Inc.                5,700                   94,449
+ U.S. Xpress Enterprises, Inc. (Class A)         3,200                   41,952
  U.S.B. Holding Co., Inc.                        3,284                   66,829
  UAL Corporation                                15,200                  173,888
  UCBH Holdings, Inc.                             5,849                  222,320
  UGI Corporation                                 8,056                  257,309
+ UICI                                           11,239                  227,028
  UIL Holdings Corporation                        3,600                  196,056
  UMB Financial Corporation                       4,276                  200,416
+ UNOVA, Inc.                                    12,009                   77,938
+ URS Corporation                                 4,877                  136,556
+ US Airways Group, Inc.                         22,600                   83,620
+ US Oncology, Inc.                              23,223                  193,448
+ US Unwired Inc. (Class A)                      21,280                   59,584
  USEC Inc.                                      26,359                  231,959
  USFreightways Corporation                       7,802                  295,462
+ USG Corporation                                10,700                   76,505
+ UbiquiTel Inc.                                 17,100                   11,799
+ Ulticom, Inc.                                   2,440                   16,543
+ Ultimate Electronics, Inc.                      3,819                   98,950
+ Ultratech Stepper, Inc.                         7,590                  122,882
  Umpqua Holdings Corporation                     4,568                   84,417
+ Unifi, Inc.                                    14,572                  158,835
  UniFirst Corporation                            1,400                   35,420
+ Unilab Corporation                              6,000                  164,340
  Union Bankshares Corporation                    3,100                   81,933
  UniSource Energy Corporation                    8,483                  157,784
+ Unit Corporation                                9,808                  170,169
+ United Auto Group, Inc.                         4,131                   86,338
  United Bankshares, Inc.                        11,305                  332,141
  United Community Banks, Inc.                    4,000                  118,480
  United Community Financial Corp.                9,073                   84,923
+ United Defense Industries, Inc.                 5,300                  121,900
  United Fire & Casualty Company                  1,500                   56,670
  United Industrial Corporation                   2,800                   61,180
  United National Bancorp                         4,091                   94,093
+ United Natural Foods, Inc.                      6,490                  126,555
+ United Online, Inc.                             7,200                   86,544
+ United Stationers, Inc.                         8,749                  265,970
+ United Surgical Partners International, Inc.    4,900                  151,802
+ United Therapeutics Corporation                 5,446                   67,313
  Unitil Corporation                                600                   17,928
+ Universal American Financial Corp.              6,800                   45,628
+ Universal Compression Holdings, Inc.            4,726                  113,377
  Universal Corporation                           8,156                  299,325
+ Universal Display Corporation                   3,407                   28,278
+ Universal Electronics Inc.                      3,886                   58,135
  Universal Forest Products, Inc.                 4,134                   96,818
  Universal Health Realty Income Trust            2,627                   69,353
  Unizan Financial Corp.                          6,419                  137,431
+ Urban Outfitters, Inc.                          2,600                   90,272
+ Urologix, Inc.                                  3,625                   46,364
  Urstadt Biddle Properties (Class A)             5,500                   62,700
+ USinternetworking, Inc.                         4,300                        0
+ VCA Antech, Inc.                                3,900                   60,684
+ VIB Corp.                                       5,000                   65,050
+ VISX, Incorporated                             13,986                  152,447
+ VIVUS, Inc.                                     7,500                   50,775
+ Vail Resorts, Inc.                              1,756                   30,028
  Valhi, Inc.                                     6,100                   95,343
  Valmont Industries, Inc.                        3,958                   80,466
  Value Line, Inc.                                  400                   16,452
+ ValueClick, Inc.                               15,600                   50,544
+ ValueVision International, Inc. (Class A)       6,056                  109,916
+ Vans, Inc.                                      6,883                   55,897
+ Varian Inc.                                     9,035                  297,703
+ Varian Semiconductor Equipment
      Associates, Inc.                            9,042                  306,795
+ Vastera, Inc.                                   7,000                   30,730
  Vector Group Ltd.                               6,713                  118,149
+ Veeco Instruments Inc.                          7,227                  167,016
+ Ventana Medical Systems, Inc.                   3,180                   69,801
  Ventas, Inc.                                   17,705                  225,739
+ Verint Systems Inc.                             2,300                   25,984
+ Veritas DGC Inc.                               10,397                  131,002
+ Verity, Inc.                                    7,567                   83,918
+ Versicor, Inc.                                  4,806                   64,641
  Vesta Insurance Group, Inc.                     7,200                   30,816
+ ViaSat, Inc.                                    6,901                   58,175
+ Viasys Healthcare Inc.                          6,400                  111,680
+ Viasystems Group, Inc.                         12,148                      850
+ Vical Incorporated                              4,392                   23,190
+ Vicor Corporation                               5,796                   40,514
+ Viewpoint Corporation                           8,841                   42,614
+ Vignette Corporation                           59,600                  117,412
  Vintage Petroleum, Inc.                        15,583                  185,438
+ Virage Logic Corporation                        2,500                   32,550
+ Virbac Corporation                              5,400                   34,452
  Virco Mfg. Corporation                          2,400                   31,440
  Virginia Financial Group, Inc.                  2,800                   89,768
  Vital Signs, Inc.                               1,724                   62,323
+ VitalWorks Inc.                                12,000                   98,400
+ Vitesse Semiconductor Corporation              55,200                  171,672
+ Vitria Technology, Inc.                        21,200                   20,352
+ Volt Information Sciences, Inc.                 1,559                   38,180
+ W.R. Grace & Co.                               14,500                   43,500
+ WCI Communities, Inc.                           1,300                   37,635
  WD-40 Company                                   4,689                  130,167
+ WESCO International, Inc.                       4,058                   25,565
+ WFS Financial Inc.                              2,047                   56,108
  WGL Holdings Inc.                              14,173                  367,081
  W Holding Company, Inc.                         6,785                  164,197
+ W-H Energy Services, Inc.                       7,557                  167,463
+ WMS Industries Inc.                             5,312                   65,072
  WPS Resources Corporation                       8,504                  347,218
  WSFS Financial Corporation                      2,191                   56,681
  Wabash National Corporation                     6,745                   67,450
  Wabtec Corporation                              8,239                  117,406
+ Wackenhut Corrections Corporation               1,200                   17,520
  Wallace Computer Services, Inc.                10,801                  232,222
  Walter Industries, Inc.                         7,402                   98,817
  Warwick Community Bancorp, Inc.                 1,800                   54,072
  Washington Real Estate Investment Trust        10,265                  296,659
  Washington Trust Bancorp, Inc.                  3,800                   90,022
+ Waste Connections, Inc.                         8,612                  269,039
+ WatchGuard Technologies, Inc.                   5,362                   27,561
+ Water Pik Technologies, Inc.                    1,300                   16,263
  Watsco, Inc.                                    3,765                   68,711
+ Watson Wyatt & Company Holdings                 4,925                  119,284
  Watts Industries, Inc. (Class A)                4,536                   90,040
  Wausau--Mosinee Paper Corporation              10,842                  130,646
  Waypoint Financial Corp.                       12,100                  236,555
+ WebEx Communications, Inc.                      6,731                  107,023
+ webMethods, Inc.                               14,420                  142,758
+ Websense, Inc.                                  6,151                  157,281
  Weis Markets, Inc.                              3,200                  117,600
  Wellman, Inc.                                   9,318                  156,076
+ Wellsford Real Properties Inc.                  2,600                   53,820
+ Werner Enterprises, Inc.                       12,212                  260,238
  WesBanco, Inc.                                  6,163                  146,125
  West Coast Bancorp                              3,100                   53,165
+ West Marine, Inc.                               3,800                   48,488
  West Pharmaceutical Services, Inc.              3,838                  123,161
  Westar Energy, Inc.                            17,300                  265,555
  Westcorp                                        2,836                   90,610
+ Western Digital Corporation                    52,782                  171,541
  Western Gas Resources, Inc.                     6,013                  224,886
+ Western Wireless Corporation (Class A)         19,200                   61,440
  WestPoint Stevens Inc.                         10,498                   40,627

                                     30 & 31

                               Merrill Lynch Small Cap Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

  Master Small Cap Index Series (concluded)
  ------------------------------------------------------------------------------
                                                Shares
  Issue                                          Held                  Value
================================================================================
Common Stocks (concluded)

+ Westport Resources Corporation                  4,706            $     77,178
+ The Wet Seal, Inc. (Class A)                    8,275                 201,082
+ White Electronic Designs Corporation            2,800                  21,056
+ Whitehall Jewellers, Inc.                       4,000                  83,000
+ Wild Oats Markets, Inc.                         6,529                 105,117
+ William Lyon Homes, Inc.                          700                  18,235
+ Wilson Greatbatch Technologies, Inc.            5,300                 135,044
+ Wilsons The Leather Experts Inc.                5,099                  71,386
+ Wind River Systems, Inc.                       21,600                 108,216
  Winnebago Industries, Inc.                      3,495                 153,780
  Winston Hotels, Inc.                            4,955                  47,023
  Wintrust Financial Corporation                  4,600                 159,022
+ Wireless Facilities, Inc.                       6,713                  32,894
+ Witness Systems, Inc.                           3,800                  28,044
  Wolverine World Wide, Inc.                     12,072                 210,656
+ Women First HealthCare, Inc.                    2,800                  21,840
  Woodhead Industries, Inc.                       2,811                  48,180
  Woodward Governor Company                       2,593                 153,298
+ World Acceptance Corporation                    5,900                  49,560
  World Fuel Services Corporation                 1,500                  36,600
+ World Wrestling Federation
      Entertainment, Inc.                         2,568                  37,493
  Worthington Industries, Inc.                   19,541                 353,692
+ Wright Medical Group, Inc.                      3,600                  72,576
+ Wyndham International, Inc.                    35,361                  41,019
+ XM Satellite Radio Holdings Inc. (Class A)     14,207                 104,421
+ XO Communications, Inc. (Class A)              53,600                   1,072
  X-Rite, Incorporated                            7,617                  65,506
+ Xicor, Inc.                                     5,734                  23,165
+ The Yankee Candle Company, Inc.                 8,583                 232,513
  Yardville National Bancorp                      1,100                  21,934
+ Yellow Corporation                              8,463                 274,201
+ Young Broadcasting Inc. (Class A)               4,708                  83,708
+ Young Innovations, Inc.                           300                   6,516
  Zenith National Insurance Corp.                 2,437                  77,618
+ Zoll Medical Corporation                        2,461                  80,056
+ Zomax Incorporated                              8,508                  33,181
+ Zoran Corporation                               7,846                 179,752
+ Zygo Corporation                                3,295                  26,525
+ Zymogentics, Inc.                               1,100                   9,702
--------------------------------------------------------------------------------
  Total Common Stocks (Cost--$223,714,071)--97.8%                   208,918,373
================================================================================

SHORT-TERM OBLIGATIONS

                  Face
                 Amount                Issue
================================================================================
Commercial
Paper*
              $4,436,000   BMW Capital Group, 1.95% due 7/01/2002     4,435,519
               9,001,000   General Electric Capital Corp.,
                             1.98% due 7/01/2002                      9,000,010
================================================================================
              Total Short-Term Obligations
                (Cost--$13,435,529)--6.3%                            13,435,529
================================================================================
              Total Investments (Cost--$237,149,600)--104.1%        222,353,902

              Variation Margin on Financial
                Futures Contracts**--0.2%                               547,320

              Liabilities in Excess of Other Assets--(4.3%)          (9,242,556)
                                                                   ------------
              Net Assets--100.0%                                   $213,658,666
                                                                   ============
================================================================================

(a) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
 * Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.
**    Financial futures contracts purchased as of June 30, 2002 were as follows:
--------------------------------------------------------------------------------
     Number of                                  Expiration
     Contracts            Issue                    Date                Value
--------------------------------------------------------------------------------
        25             Russell 2000             September 2002        $5,791,875
--------------------------------------------------------------------------------
(Total Contract Price--$5,814,130)                                    $5,791,875
                                                                      ==========
--------------------------------------------------------------------------------
+ Non-income producing security.

STATEMENT OF ASSETS AND LIABILITIES

MASTER
SMALL CAP
INDEX SERIES     As of June 30, 2002
===================================================================================================================
Assets:          Investments, at value (including securities loaned of $2,136,306)
                     (identified cost--$237,149,600) .............................                    $ 222,353,902
                 Investments held as collateral for loaned securities, at value ..                        2,981,700
                 Cash on deposit for financial futures contracts .................                          435,000
                 Receivables:
                        Securities sold ..........................................   $  50,880,892
                        Contributions ............................................         886,872
                        Variation margin .........................................         547,320
                        Dividends ................................................         213,455
                        Investment adviser .......................................           7,331
                        Loaned securities ........................................           6,043       52,541,913
                                                                                     -------------
                  Prepaid expenses and other assets ..............................                           79,135
                                                                                                      -------------
                  Total assets ...................................................                      278,391,650
                                                                                                      -------------
===================================================================================================================
Liabilities:     Collateral on securities loaned, at value .......................                        2,981,700
                 Payables:
                        Securities purchased .....................................      58,647,470
                        Withdrawals ..............................................       3,012,605
                        Custodian bank ...........................................          81,288       61,741,363
                                                                                     -------------
                 Accrued expenses ................................................                            9,921
                                                                                                      -------------
                 Total liabilities ...............................................                       64,732,984
                                                                                                      -------------
===================================================================================================================
Net Assets:      Net assets ......................................................                    $ 213,658,666
                                                                                                      =============
===================================================================================================================
Net Assets       Investors' capital ..............................................                    $ 228,476,619
Consist of:      Unrealized depreciation on investments--net .....................                      (14,817,953)
                                                                                                      -------------
                 Net assets ......................................................                    $ 213,658,666
                                                                                                      =============
===================================================================================================================

                 See Notes to Financial Statements.

                                     32 & 33

                               Merrill Lynch Small Cap Index Fund, June 30, 2002

STATEMENT OF OPERATIONS

MASTER
SMALL CAP
INDEX SERIES                For the Six Months Ended June 30, 2002
====================================================================================================================================
Investment Income:          Dividends (net of $673 foreign withholding tax) ......................                    $   1,090,993
                            Interest .............................................................                           96,462
                            Securities lending--net ..............................................                            6,941
                                                                                                                      -------------
                            Total income .........................................................                        1,194,396
                                                                                                                      -------------
====================================================================================================================================
Expenses:                   Professional fees ....................................................  $      52,197
                            Custodian fees .......................................................         19,147
                            Accounting services ..................................................         16,916
                            Investment advisory fees .............................................         10,200
                            Trustees' fees and expenses ..........................................          6,082
                            Printing and shareholder reports .....................................            239
                            Other ................................................................          2,538
                                                                                                    -------------
                            Total expenses before reimbursement ..................................        107,319
                            Reimbursement of expenses ............................................        (25,718)
                                                                                                    -------------
                            Total expenses after reimbursement ...................................                           81,601
                                                                                                                      -------------
                            Investment income--net ...............................................                        1,112,795
                                                                                                                      -------------
====================================================================================================================================
Realized &                  Realized loss from investments--net ..................................                       (3,753,760)
Unrealized                  Change in unrealized depreciation on investments--net ................                       (8,793,517)
Loss on                                                                                                               -------------
Investments                 Total realized and unrealized loss on investments--net ...............                      (12,547,277)
Net:                                                                                                                  -------------
                            Net Decrease in Net Assets Resulting from Operations .................                    $ (11,434,482)
                                                                                                                      =============
====================================================================================================================================

                            See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     For the Six         For the
MASTER                                                                                               Months Ended       Year Ended
SMALL CAP                                                                                              June 30,        December 31,
INDEX SERIES                Increase (Decrease) in Net Assets:                                          2002               2001
====================================================================================================================================
Operations:                 Investment income--net ...............................................  $   1,112,795     $   2,780,462
                            Realized gain (loss) on investments--net .............................     (3,753,760)        1,032,521
                            Change in unrealized appreciation/depreciation on investments--net....     (8,793,517)           61,370
                                                                                                    -------------     -------------
                            Net increase (decrease) in net assets resulting from operations ......    (11,434,482)        3,874,353
                                                                                                    -------------     -------------
====================================================================================================================================
Capital                     Proceeds from contributions ..........................................     94,400,744       138,087,587
Transactions:               Fair value of withdrawals ............................................    (52,275,387)     (128,237,981)
                                                                                                    -------------     -------------
                            Net increase in net assets derived from capital transactions .........     42,125,357         9,849,606
                                                                                                    -------------     -------------
====================================================================================================================================
Net Assets:                 Total increase in net assets .........................................     30,690,875        13,723,959
                            Beginning of period ..................................................    182,967,791       169,243,832
                                                                                                    -------------     -------------
                            End of period ........................................................  $ 213,658,666     $ 182,967,791
                                                                                                    =============     =============
====================================================================================================================================

                            See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                For the Six                        For the Year
MASTER              The following ratios have been              Months Ended                     Ended December 31,
SMALL CAP           derived from information provided             June 30,     -----------------------------------------------------
INDEX SERIES        in the financial statements.                   2002            2001          2000           1999        1998
====================================================================================================================================
Total Investment                                                     (5.99%)+         2.37%           --              --         --
Return:                                                        ============    ============    =========    ============  =========
====================================================================================================================================
Ratios to Average   Expenses, net of reimbursement .........           .08%*           .08%         .09%            .14%       .17%
Net Assets:                                                    ============    ============    =========    ============  =========
                    Expenses ...............................           .11%*           .13%         .13%            .17%       .28%
                                                               ============    ============    =========    ============  =========
                    Investment income--net .................          1.09%*          1.45%        1.90%           1.83%      1.46%
                                                               ============    ============    =========    ============  =========
====================================================================================================================================
Supplemental        Net assets, end of period (in thousands)   $    213,659    $    182,968    $ 169,244    $    114,799  $  83,831
Data:                                                          ============    ============    =========    ============  =========
                    Portfolio turnover .....................         28.20%          48.50%       50.51%          51.20%     48.16%
                                                               ============    ============    =========    ============  =========
====================================================================================================================================

*     Annualized.
+     Aggregate total investment return.

      See Notes to Financial Statements.

                                    34 & 35

                               Merrill Lynch Small Cap Index Fund, June 30, 2002

NOTES TO FINANCIAL STATEMENTS

MASTER SMALL CAP INDEX SERIES

1. Significant Accounting Policies:

Master Small Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Accordingly, as a "pass through" entity, the Series pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Custodian bank--The Series recorded an amount payable to the Custodian Bank reflecting an overnight overdraft from management estimates of available cash.

(f) Securities lending--The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the six months ended June 30, 2002, FAM earned fees of $10,200, all of which were waived. FAM also reimbursed the Series for additional expenses of $15,518.

Merrill Lynch Trust Company, an indirect, wholly-owned subsidiary of ML & Co., is the Series' Custodian.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") or its affiliates. As of June 30, 2002, the Fund lent securities with a value of $69,612 to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of June 30, 2002, cash collateral of $895,950 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $2,085,750 was invested in the Merrill Lynch Premier Institutional Fund. For the six months ended June 30, 2002, QA Advisors received $3,237 in securities lending agent fees.

                                    36 & 37

                               Merrill Lynch Small Cap Index Fund, June 30, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER SMALL CAP INDEX SERIES

In addition, MLPF&S received $24 in commissions on the execution of Portfolio security transactions for the Series for the six months ended June 30, 2002.

For the six months ended June 30, 2002, the Series reimbursed FAM $2,039 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2002 were $103,054,676 and $54,574,325, respectively.

Net realized losses for the six months ended June 30, 2002 and net unrealized losses as of June 30, 2002 were as follows:

--------------------------------------------------------------------------------
                                                 Realized           Unrealized
                                                  Losses              Losses
--------------------------------------------------------------------------------
Long-term investments ..................       $ (2,227,944)       $(14,795,698)
Financial futures contracts ............         (1,525,816)            (22,255)
                                               ------------        ------------
Total ..................................       $ (3,753,760)       $(14,817,953)
                                               ============        ============
--------------------------------------------------------------------------------

As of June 30, 2002, net unrealized depreciation for Federal income tax purposes aggregated $14,795,698, of which $24,124,882 related to appreciated securities and $38,920,580 related to depreciated securities. At June 30, 2002, the aggregate cost of investments for Federal income tax purposes was $237,149,600.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by MLIM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the six months ended June 30, 2002.

                       Merrill Lynch Small Cap Index Fund

Officers and Directors

  Terry K. Glenn, President and Director
  Donald W. Burton, Director
  M. Colyer Crum, Director
  Laurie Simon Hodrick, Director
  J. Thomas Touchton, Director
  Fred G. Weiss, Director
  Robert C. Doll, Jr., Senior Vice President
  Richard Vella, Senior Vice President
  Jeffrey B. Hewson, Vice President
  Frank Viola, Vice President
  Donald C. Burke, Vice President and Treasurer
  Stephen M. Benham, Secretary

  Custodian

  Merrill Lynch Trust Company
  800 Scudders Mill Road
  Plainsboro, NJ 08536

  Transfer Agent

  Financial Data Services, Inc.
  4800 Deer Lake Drive East
  Jacksonville, FL 32246-6484
  (800) 637-3863

[LOGO] Merrill Lynch  Investment Managers

                                                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper           #Index 3--6/02